As Filed with the Securities and Exchange Commission on July 1, 2020

1933 Act Registration File No. 002-28174

1940 Act File No. 811-01597

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933, AS AMENDED	☒
Post-Effective Amendment No. 115	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED	☒
Amendment No. 115	☒

(Check appropriate box or boxes)

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

15375 Memorial Drive, Suite 200

Houston, Texas 77079

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 260-9000

John Marten

Vedder Price P.C.

222 North Lasalle Street

Chicago, IL 60601

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☒	on August 31, 2020 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

CROSSMARKGLOBAL.COM , 2020

STEWARD FUNDS

PROSPECTUS

Steward Covered Call Income Fund
Class A	SCJAX
Class C	SCJCX
Class R6	SCJKX
Institutional Class	SCJIX

Steward Global Equity Income Fund
Class A	SGIDX
Class C	SGIFX
Class R6	SGIGX
Institutional Class	SGISX

Steward International Enhanced Index Fund
Class A	SNTKX
Class C	SNTDX
Class R6	SNTFX
Institutional Class	SNTCX

Steward Large Cap Enhanced Index Fund
Class A	SEEKX
Class C	SEEBX
Class R6	SEEHX
Institutional Class	SEECX

Steward Select Bond Fund
Class A	SEAKX
Class C	SEAAX
Class R6	SEABX
Institutional Class	SEACX

Steward Small-Mid Cap Enhanced Index Fund
Class A	TRDFX
Class C	SSMEX
Class R6	SSMOX
Institutional Class	SCECX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.crossmarkglobal.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling 1-713-243-6746 or sending an email request to Jim Coppedge, jcoppedge@crossmarkglobal.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-713-243-6746 or sending an email request to jcoppedge@crossmarkglobal.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the Transfer Agent if you invest directly with the Funds.

The SEC has not approved or disapproved the shares described in this Prospectus or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

STEWARD FUNDS

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Enhanced Index Fund

Steward Select Bond Fund

Steward Small-Mid Cap Enhanced Index Fund

PROSPECTUS

[ ], 2020

A NOTE ABOUT THE STEWARD FUNDS MANAGEMENT COMPANIES

Throughout this Prospectus, you will see references to the following companies that manage, distribute and service the Steward Funds:

•	Crossmark Global Investments, Inc. (referred to as Crossmark) is the Funds’ investment adviser and is responsible for executing each Fund’s investment strategies. Crossmark also provides values-based portfolio screening services to the Funds for use in the management of the Funds’ investment portfolios, as well as administration, compliance and claim preparation services to the Funds.

•	Crossmark Distributors, Inc. (referred to as Crossmark Distributors) is the Funds’ distributor and is responsible for developing and maintaining relationships with brokers and other financial intermediaries who sell the Funds’ shares and service shareholder accounts.

Crossmark and Crossmark Distributors are affiliated companies, each a wholly owned subsidiary of Crossmark Global Holdings, Inc. The principal offices for these companies are located at 15375 Memorial Dr., Suite 200, Houston, TX 77079.

TABLE OF CONTENTS

INVESTMENT PROGRAMS, PERFORMANCE, AND FEES

ADDITIONAL FUND DETAILS

SHAREHOLDER INFORMATION

FINANCIAL HIGHLIGHTS	70

STEWARD COVERED CALL INCOME FUND

Investment Objective: Dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None	None	None
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	None	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Maximum account fee	None	None	None	None

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Institutional Class
Management fees	0.63%	0.63%	0.63%	0.63%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]	[ ]	[ ]	[ ]
Total annual Fund operating expenses	[ ]	[ ]	[ ]	[ ]
Fee waiver and/or expense reimbursement[1]	[ ]	[ ]	[ ]	[ ]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.90%	1.00%

[1]	Crossmark has contractually agreed through August 30, 2021 to waive fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.25%, 2.00%, 0.90% and 1.00% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual Fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

1

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same (including one year of capped expenses in each period).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C (With Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class C (Without Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is to invest in a portfolio of large-cap, dividend-paying, equity securities that are listed on U.S. exchanges and to write (sell) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large-cap securities market, subject to the limitations of the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

2

Under normal market circumstances, the Fund will:

•	write (sell) call options on at least 80% of its equity securities

•	invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark*

The Fund’s equity investments will consist primarily of common stocks of large U.S. companies, most of which will pay dividends, with sufficient liquidity and option market interest to suggest that call options can be readily written on those securities. The Fund’s benchmark index is a widely recognized broad-based large-cap index and is the same as the first index identified in the Average Annual Total Returns table below.

Covered call options may be written on the Fund’s equity securities. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at a specified exercise price at any time prior and up to the expiration of the contract. When call options are written, the Fund will typically write options with exercise prices that are above the current market price of the security, thus providing room for growth. The purchaser pays a premium to the Fund for the option so the premium is an extra source of income to the Fund. If the price of the underlying security rises, but does not rise to the level of the exercise price, the option would not typically be exercised and the Fund would keep both the security at its appreciated value and the option premium. However, if the price of the underlying security rises above the exercise price of the option prior to expiration of the option and the option is exercised, the Fund will lose the value of that extra appreciation, although the loss in appreciation will be moderated by the amount of the option premium received by the Fund. If the price of the security drops below the price at the time the option was written, such loss in value will be diminished by the value of the premium.

The covered call strategy used by the Fund is designed to earn extra income for the Fund from premiums to moderate the impact of market declines and to reduce the volatility of the Fund’s portfolio. This strategy means that the Fund may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, by using this strategy, the Fund would tend to outperform equity markets during periods of flat or declining equity prices due to the Fund’s receipt of premiums from selling the call options. Covered call options on a particular equity security may be sold up to the full number of shares of that equity security held by the Fund. For securities on which options expire unexercised, the Fund can write more options, thus earning more premium income, until an option on the security is exercised. The Fund’s portfolio manager considers several factors when writing (selling) options, including the overall equity market outlook, factors affecting the particular industry sector, individual security considerations, the timing of corporate events and the levels of option premiums.

The companies included in the investment universe represent a broad spectrum of U.S. economic sectors and are primarily U.S. issuers. Changes to the companies in which the Fund invests will usually be prompted by changes in the portfolio manager’s evaluation of the relative performance of the securities, changes in a securities option market, or the development of a material portfolio construction issue. Following any changes, the portfolio manager will rebalance the portfolio in an attempt to more closely match the characteristics of the broader mid- and large-cap market. To the extent that a rebalance involves buying new securities, the Fund’s portfolio manager will write calls against those securities in due course. To the extent that a rebalance involves selling securities, the Fund’s portfolio manager will close out the option positions against the security being sold. In addition, since the Fund uses its best efforts to avoid investments in companies that do not pass the Fund’s values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities. The Fund may also close out (buy back) call options it has written in order to adjust the Fund’s risk profile or in anticipation of certain corporate actions and/or events such as ex-dividend dates, earnings announcements and/or other material corporate actions.

3

Values-based Investing. The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

*	The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio manager’s expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to be different from that of funds that use different strategies for selecting investments.

The Fund’s covered call option strategy to moderate risk may not be successful if markets or individual security prices do not move as expected and may expose the Fund to greater losses than if this strategy had not been used. This strategy can cause the Fund to lose the benefits of greater-than-anticipated increases in value of a security while not protecting it from declines in the value of a security. The Fund will also be limited in its ability to sell a security during the term of an option written on that security. The prices of options can be volatile, causing relevant exchanges to suspend trading during certain periods and limiting the Fund’s ability to trade in these instruments. Covered call options can be difficult to close out and may involve extra costs for the Fund, including the costs of higher portfolio turnover often associated with this strategy.

4

Risks of investing in the Fund include:

o	Call Options Risk - Writing call options to generate income and to potentially hedge against market declines by generating option premiums involves risk. These risks include, but are not limited to, potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Limited Gains: By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but it will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to additional costs.

Option Exercise: As the writer of a call option, the Fund cannot control the time when it may be required to fulfill its obligation to the purchaser of the option. Once the Fund has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

Lack of Liquidity for the Option: Derivatives may be difficult to sell or unwind. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call position previously written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Lack of Liquidity for the Underlying Security: The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Value Changes: The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

o	Values-based Screening Policies ~~-~~ The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

o	Equity Securities ~~-~~ The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

5

o	Dividend Risk ~~-~~ The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.

o	Security Selection and Market Risk ~~-~~ The Fund’s portfolio securities may underperform the market or other funds with similar objectives or may not perform in line with the expectations of the Fund’s portfolio manager. The value of the Fund’s investments may also change with general market conditions.

o

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

o	High Portfolio Turnover Risk ~~-~~ High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

o	Tax Risk ~~-~~ Writing covered call options may significantly reduce or eliminate the amount of dividends that constitute qualified dividend income, which is taxed to noncorporate shareholders at lower rates for federal income tax purposes. Covered calls also are subject to federal income tax rules that: 1) limit the allowance of certain losses or deductions by the Fund; 2) convert the Fund’s long-term capital gains into higher-taxed short-term capital gains or ordinary income; 3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or 4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

6

o	Issuer Risk ~~-~~ The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

o	Management Risk ~~-~~ The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

o	Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

o	Share Ownership Concentration Risk - To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter, [ ] Quarter [ ]	[ ]

Worst Quarter, [ ] Quarter [ ]	[ ]

Year-To-Date Return, [ ] Quarter [ ]	[ ]

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. Two indices that are broad measures of market performance are shown because the Fund’s Board of Directors has determined that both are relevant to the types of securities in which the Fund invests.

7

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2019
	1 Year		5 Years	10 Years
Institutional Class
Return Before Taxes	[ ]	%	N/A	N/A
Return After Taxes on Distributions	[ ]	%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	N/A	N/A
Class A			N/A	N/A
Return Before Taxes	[ ]	%	N/A	N/A
Indexes
Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	N/A	N/A
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	N/A	N/A

Management

Crossmark is the Fund’s investment adviser. The Fund’s portfolio manager is Paul Townsen. Mr. Townsen is a Managing Director of Crossmark and has served as portfolio manager or co-portfolio manager of the Fund since December 14, 2017, the Fund’s inception date.

Shareholder Information

For important information about purchase and sale of Fund shares, tax information, and information on financial intermediary compensation, please turn to the ADDITIONAL FUND DETAILS section on page [ ] of this Prospectus.

8

STEWARD GLOBAL EQUITY INCOME FUND

Investment Objective: Current income along with growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None	None	None
Maximum deferred sales charge (CDSC) (as a percentage of the redemption of proceeds)	None	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Maximum account fee	None	None	None	None

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Institutional Class
Management fees	0.63%	0.63%	0.63%	0.63%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

9

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C (With Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class C (Without Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend payouts and favorable earnings growth, subject to the limitations of the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap. The Fund may also invest in other investment companies and real estate investment trusts. The Fund will invest in dividend-paying securities of issuers throughout the world and the Fund will generally seek to have 30% to 50% of its net assets, and, under normal market conditions, no less than 30% of its net assets, invested in securities of non-U.S. issuers.

The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (“DRs”) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets. The Fund’s DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.

In managing the Fund, the portfolio manager employs a four-step process that combines this dividend income style with relative risk-controlled portfolio construction and the Fund’s values-based screening policies:

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•	An investment universe is created comprised of U.S. exchange-traded, dividend-paying domestic and international stocks with market capitalization greater than $1 billion.

•	A quantitative screen is applied to the universe that identifies various positive attributes such as securities having higher dividend yields within their sectors, positive dividend growth and favorable relative earnings growth.

•	A quantitative validation process is then applied to each company in the remaining universe with respect to current available information focusing on trends and news that may impact the company. Any security that fails the review is removed from investment consideration.

•	A relative risk controlled portfolio is constructed versus a targeted benchmark using the remaining universe of companies available for investment. The remaining universe is then screened in accordance with the Fund’s values-based screening policies and those companies failing to meet these criteria are removed.

Under normal market conditions, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in dividend-paying securities. The Fund will also, under normal market conditions, invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in equity securities. (Any such other investment company will also have similar policies to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in (a) dividend-paying securities and (b) equity securities.) The Fund will provide shareholders with at least 60 days’ prior notice of any change in these policies.

The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.

Values-based Investing. The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

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Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio manager’s expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Securities of Small- and Mid-Cap Companies,” below.)

Risks of investing in the Fund include:

•	Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

•	Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

•	Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.

•	Foreign Securities – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding taxes.

•	Emerging Market Securities – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

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The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

•	Depositary Receipts (“DRs”) – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically incur expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs.

•	Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s international investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s investments will primarily be in U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such companies.

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•	Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

•	Value Stocks – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

•	Growth Stocks – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.

•	Securities of Small- and Mid-Cap Companies – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than investment in securities of large-cap companies because mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•	Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

•	Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

•	Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter, [ ] Quarter [ ]	[ ]

Worst Quarter, [ ] Quarter [ ]	[ ]

Year-To-Date Return, [ ] Quarter [ ]	[ ]

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The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. Two indices that are broad measures of market performance are shown because the Fund’s Board of Directors has determined that both are relevant to the types of securities in which the Fund invests.

AVERAGE ANNUAL TOTAL RETURN	For the periods ended December 31, 2019
	1 Year		5 Years		10 Years
Institutional Class
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Class A
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Indexes
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%
Standard & Poor’s Global 1200 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Management

Crossmark is the Fund’s investment adviser. The Fund’s portfolio manager is John Wolf. Mr. Wolf is a Managing Director of Crossmark and has served as portfolio manager or co-portfolio manager of the Fund since 2008.

Shareholder Information

For important information about purchase and sale of Fund shares, tax information, and information on financial intermediary compensation, please turn to the ADDITIONAL FUND DETAILS section on page [ ] of this Prospectus.

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STEWARD INTERNATIONAL ENHANCED INDEX FUND

Investment Objective: Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None	None	None
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	None	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Maximum account fee	None	None	None	None

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Institutional Class
Management fees	0.37%	0.37%	0.37%	0.37%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C (With Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class C (Without Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry, and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s primary benchmark.* The Fund’s primary benchmark index is a blend of widely recognized broad-based indexes and includes securities of companies in both developed and emerging non-U.S. markets, and is the same index identified in the Average Annual Total Returns table below. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.* The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

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Generally, at least 80% of the Fund’s total assets will be in investments in the form of depositary receipts (“DRs”) or dual listed securities representing securities of companies located or domiciled outside of the United States.* These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all of its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries. Fund investments may also include other investment companies and real estate investment trusts. If a material misweighting develops, the portfolio managers will rebalance the portfolio in an attempt to match the characteristics of a blend of the primary benchmark and varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities.

Values-based Investing. The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

*	The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers’ expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

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Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Securities of Small- and Mid-Cap Companies,” below.)

Risks of investing in the Fund include:

•	Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

•	Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

•	Foreign Securities – Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.

•	Emerging Market Securities – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

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The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

•	Depositary Receipts (“DRs”) – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically involve expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs. DRs may be issued with respect to securities of issuers in emerging market countries.

•	Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in the form of U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

•	Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

•	Value Stocks – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

21

•	Growth Stocks – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.

•	Securities of Small- and Mid-Cap Companies – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•	Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

•	Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

•	Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compares with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

22

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter, [ ] Quarter [ ]	[ ]

Worst Quarter, [ ] Quarter [ ]	[ ]

Year-To-Date Return, [ ] Quarter [ ]	[ ]

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2019
	1 Year		5 Years		10 Years
Institutional Class
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Class A
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Index
S&P ADR Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Management

Crossmark is the Fund's investment adviser. The Fund's co-portfolio managers are Brent Lium, Ryan Caylor and John Wolf, with Messrs. Lium and Caylor serving as lead co-portfolio managers. Mr. Lium is a Managing Director of Crossmark and has served as lead co-portfolio manager of the Fund since 2019. Mr. Caylor is Head of Research and a Portfolio Manager of Crossmark and has served as lead co-portfolio manager of the Fund since 2020. Mr. Wolf is a Managing Director of Crossmark and has served as portfolio manager or co-portfolio manager of the Fund since 2004. The day-to-day management of the Fund and final decisions are carried out by Messrs. Lium and Caylor, with Mr. Wolf providing advice, support and backup.

Shareholder Information

For important information about purchase and sale of Fund shares, tax information, and information on financial intermediary compensation, please turn to the ADDITIONAL FUND DETAILS section on page [ ] of this Prospectus.

23

STEWARD LARGE CAP ENHANCED INDEX FUND

Investment Objective: Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None	None	None
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	None	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Maximum account fee	None	None	None	None

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A		Class C		Class R6		Institutional Class
Management fees	0.22%		0.22%		0.22%		0.22%
Distribution (12b-1) fees	0.25%		1.00%		None		None
Other expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Total annual Fund operating expenses	[ ]	%	[ ]	%	[ ]	%	[ ]	%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C (With Redemption)	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C (Without Redemption)	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class R6	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Institutional Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark.* The Fund’s benchmark index is a widely recognized broad-based large-cap index and is the same index identified in the Average Annual Total Returns table below. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indices that are subcomponents of the benchmark: a large-cap growth index and a large-cap value index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of large-cap companies.* Large-cap companies are defined by the market capitalization range of the Fund’s benchmark index from time to time. For the Fund’s current benchmark index, this market capitalization range, as of June 30, 2020, is $[ ] billion to $[ ] trillion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. Fund investments may also include other investment companies and real estate investment trusts. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of its total assets in securities of non-U.S. issuers not generally included in the benchmark index. Also, the Fund may not invest more than 2% of its total assets in securities of companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio managers’ evaluation of the relative performance of growth versus value style securities, or the development of a material misweighting, the portfolio managers will rebalance the portfolio in an attempt to match the characteristics of a blend of its benchmark index and varied weightings from time to time of two indices that are subcomponents of the benchmark: a large-cap growth index and a large-cap value index. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities.

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Values-based Investing. The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

.*	The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers’ expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to be different from that of funds that use different strategies for selecting investments.

26

Risks of investing in the Fund include:

•	Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

•	Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

•	Value Stocks – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

•	Growth Stocks – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.

•	Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

27

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

•	Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

28

•	Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

•	Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compared with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

29

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter, [ ] Quarter [ ]	[ ]

Worst Quarter, [ ] Quarter [ ]	[ ]

Year-To-Date Return, [ ] Quarter [ ]	[ ]

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2019
	1 Year		5 Years		10 Years
Institutional Class
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Class A
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Index
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Management

Crossmark is the Fund’s investment adviser. The Fund’s co-portfolio managers are Brent Lium, Ryan Caylor and John Wolf, with Messrs. Lium and Caylor serving as lead co-portfolio managers. Mr. Lium is a Managing Director of Crossmark and has served as lead co-portfolio manager of the Fund since 2019. Mr. Caylor is Head of Research and a Portfolio Manager of Crossmark and has served as lead co-portfolio manager of the Fund since 2020. Mr. Wolf is a Managing Director of Crossmark and has served as portfolio manager or co-portfolio manager of the Fund since 2004. The day-to-day management of the Fund and final decisions are carried out by Messrs. Lium and Caylor, with Mr. Wolf providing advice, support and backup.

Shareholder Information

For important information about purchase and sale of Fund shares, tax information, and information on financial intermediary compensation, please turn to the ADDITIONAL FUND DETAILS section on page [ ] of this Prospectus.

30

STEWARD SELECT BOND FUND

Investment Objective: To provide high current income with capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None	None	None
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	None	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Maximum account fee	None	None	None	None

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Institutional Class
Management fees	0.32%	0.32%	0.32%	0.32%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

31

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C (With Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class C (Without Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in fixed-income securities, including, but not limited to, corporate bonds, mortgage-backed securities and government and agency bonds and notes, subject to the limitations of the Fund’s values-based screening policies. The Fund’s investments may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations. Other security types may include fixed-rate preferred stock and municipal bonds. Normally, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in these types of instruments. (Any such other investment company will also have a policy to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in such instruments.) The Fund will give shareholders at least 60 days’ prior notice of any change in this policy. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

The Fund will not purchase a security if, as a result, more than 15% of the Fund’s net assets would be invested in securities that would be deemed to be illiquid. Illiquid securities are likely to consist primarily of debt securities and mortgages of colleges, schools and other nonprofit organizations. The Fund may invest up to 5% of its total assets in U.S. dollar-denominated debt securities of non-U.S. issuers and no more than 2% of its total assets in U.S. dollar-denominated debt securities of companies in emerging market countries. Fund investments may include real estate investment trusts.

32

The instruments in which the Fund invests may have fixed, variable or floating rates of interest, with small portions of its portfolio in cash or short-term money market instruments, including repurchase agreements. The Fund may purchase securities on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities for a fixed price at a future date beyond customary settlement time.

In an effort to achieve the Fund’s stated objective, the portfolio manager will:

•	Monitor economic, demographic and political indicators to identify short-term and long-term trends in interest rates.

•	Determine the appropriate maturity/duration range for the Fund relative to the market. The Fund has no specific maturity or duration targets and the Fund may purchase debt securities of any maturity. As of [ ], 2020, the Fund’s weighted average maturity was [ ] years and the Fund’s duration was [ ] years.

•	Provide diversification through investment in multiple industry and asset sectors, subject to the Fund’s values-based screening policies.

•	Invest only in securities rated investment grade (Baa3/BBB- or better) by Moody’s or Standard and Poor’s or those comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality (investment grade) by Crossmark at the time of purchase based on the security’s characteristics, the entity’s financial status, and any other available information.

The Fund will normally sell a security when it no longer represents a good value, when more attractive risk/return potential exists in an alternative position, or when the security no longer fits within the strategy of the portfolio. The Fund may continue to hold a security that was rated investment grade at the time of purchase, but was subsequently downgraded to a below investment grade rating.

In order to construct the most appropriate portfolio to realize the Fund’s objective, the Fund’s portfolio manager will seek to balance three primary portfolio characteristics: duration, yield curve structure and sector allocations.

When the portfolio manager believes that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), the portfolio manager typically will increase the portfolio’s duration. When the portfolio manager believes that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), the portfolio manager typically will decrease the portfolio’s duration. Contributing to duration target decisions is a view of future inflationary price pressures which also determine Federal Reserve Bank policymaking expectations. Other factors such as liquidity, credit concerns, and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

Yield curve decisions as to where investments should be concentrated begin with a bias toward intermediate maturities (i.e., two to 10 years) and, in most instances, the majority of the Fund’s investments will have intermediate maturities. The portfolio manager typically will use allocations to very short maturities or very long maturities to implement the Fund’s duration positioning. When the portfolio manager believes the trend for nominal interest rates will be higher, shorter-term issues typically will be favored. When the portfolio manager believes the trend for nominal interest rates will be lower, longer-term issues typically will be favored.

Investments in U.S. Treasury issues, in lieu of agency and/or corporate issues, are generally determined by the demand for safety and liquidity of these investments. Corporate sectors may be underweighted when the portfolio manager believes that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, resulting in widening credit yield spreads. Subject to the limits of the Fund’s concentration policy, which prevents the Fund from investing 25% or more of its assets in any one industry or group of industries, corporate sectors may be overweighted when the portfolio manager believes that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events inducing the tightening credit yield spreads.

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Values-based Investing. The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio manager’s expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the value of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

Risks of investing in the Fund include:

•	Bond Fund Investing Risk – Because the Fund prices its assets and determines its share value on each business day based on current market prices (see “Share Price,” below), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares.

•	Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

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•	Fixed-Income Securities – Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. If a note has a duration of one year, then a 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar. There is also a risk that fixed-income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

•	Variable and Floating Rate Securities – Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, their value may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Also, if general interest rates decline, the yield on these instruments will also decline.

•	LIBOR Risk – The United Kingdom’s Financial Conduct Authority has announced plans to phase out the use of the London Interbank Offered Rate (“LIBOR”), the benchmark rate for certain floating rate securities, by the end of 2021. The Fund or the instruments in which the Fund invests may be adversely affected during the transition away from LIBOR by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate for instruments that do not currently specify a replacement reference rate and, accordingly, it is difficult to predict the full impact of the transition away from LIBOR.

•	General Ratings Risk – Ratings may be unreliable, due to conflicts of interest between the rating agencies and the issuers, as well as the lag between an event requiring a rating downgrade and the actual rating downgrade.

•	BBB-/Baa3 Securities – Obligations rated BBB- by S&P or Baa3 by Moody’s, or rated comparable by another nationally recognized statistical ratings organization, or deemed of comparable quality by Crossmark, are considered to have speculative characteristics. If an issuer of fixed-income securities defaults on its obligations to pay interest and repay principal, or a bond’s credit rating is downgraded, the Fund could lose money.

•	U.S. Government Securities – The value of fixed-income securities issued or guaranteed by the U.S. government or a U.S. government agency or instrumentality will tend to fall as interest rates increase. Because instruments of U.S. government agencies and instrumentalities have various degrees of U.S. government backing, there can be no assurance that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it may not be obligated to do so by law. Thus, instruments issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. Instruments issued by non-U.S. governments may involve risk of default and loss of principal and interest.

•	National and International Government and Economic Policies – Actions and statements of national and international government and economic policy institutions can have effects, which can be substantial, on interest rates and other factors affecting debt obligations, such as trading volume, in addition to broader economic effects. This risk may be heightened due to the current period of historically low interest rates.

•	Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds – Non-U.S. corporations, banks and branches issuing dollar-denominated instruments in the United States (i.e., Yankee Bonds) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks and branches, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks and branches, reserve requirements, loan limitations and examinations. This adds to the analytical complexity of these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments and information about them may be harder to obtain.

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•	Foreign Government Securities – Dollar-denominated instruments issued by foreign governments, foreign government agencies, foreign semi-governmental entities, or entities whose purpose is to restructure outstanding foreign government securities may not be supported as to payment of principal or interest by the particular foreign government. The issuers of these instruments are not necessarily subject to the same regulatory, accounting, auditing and recordkeeping standards as similar U.S. government or agency instruments would be, and information on such foreign instruments may be more difficult to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

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•	Repurchase Agreements – Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund’s cost plus interest. If the value of such securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

•	Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

•	Investment in Illiquid Investments – Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the Fund’s returns because the Fund may be unable to sell the illiquid securities at an advantageous time or price. When the Fund owns mortgage-related illiquid securities, there is additional risk arising from the illiquidity of the underlying real estate collateral for such securities. Illiquid securities can also be difficult to value, so there can be no assurance that the Fund can sell the securities at the price at which it is valuing them in determining net asset value.

•	Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•	Mortgage Risk – When the Fund purchases mortgages or mortgage-related securities, it is subject to certain additional risks. Declines in the value of property backing these securities will negatively affect the quality of these securities and could reduce the ability of the issuer to sell the property to satisfy its outstanding obligations. The value of the property can be negatively affected by a number of factors, including changes in the neighborhood, factors affecting the particular property or the real estate market generally and poor property maintenance. Rising interest rates tend to extend the duration of mortgages and mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgages or mortgage-related securities. This is known as extension risk. In addition, mortgages and mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates. Mortgage-related securities are also subject to the risk that the borrower may fail to make scheduled sinking fund payments or may default and that collateral for the mortgage may be inadequate or the terms of the mortgage may be revised. There may also be delays in receiving interest payments and in realizing collateral for these instruments. Finally, there is the potential risk that illiquidity in the market for mortgage-related securities may make it difficult for the Fund to dispose of these instruments or may seriously reduce their sale price.

•	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

•	Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter, [ ] Quarter [ ]	[ ]

Worst Quarter, [ ] Quarter [ ]	[ ]

Year-To-Date Return, [ ] Quarter [ ]	[ ]

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2019
	1 Year		5 Years		10 Years
Institutional Class
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Class A
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Index
Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Management

Crossmark is the Fund’s investment adviser. The Fund’s portfolio manager is Victoria Fernandez. Ms. Fernandez is Chief Market Strategist of Crossmark. She has served as portfolio manager of the Fund since 2014.

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Shareholder Information

For important information about purchase and sale of Fund shares, tax information, and information on financial intermediary compensation, please turn to the ADDITIONAL FUND DETAILS section on page [ ] of this Prospectus.

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STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Investment Objective: Long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	None	None	None	None
Maximum deferred sales charge (CDSC) (as a percentage of the redemption proceeds)	None	1.00%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Maximum account fee	None	None	None	None

Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

Class R6 shares are made available to authorized dealers without any distribution-related payments or account servicing payments. Accordingly, you may be charged a commission or other account management or service fee by your dealer which is not reflected herein.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Institutional Class
Management fees	0.22%	0.22%	0.22%	0.22%
Distribution (12b-1) fees	0.25%	1.00%	None	None
Other expenses	[ ]%	[ ]%	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$[ ]	$[ ]	$[ ]	$[ ]
Class C (With Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class C (Without Redemption)	$[ ]	$[ ]	$[ ]	$[ ]
Class R6	$[ ]	$[ ]	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund is not a passively managed index fund. The Fund pursues its objective by seeking to enhance its performance over that of its benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry, and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s values-based screening policies. In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark.* The Fund’s benchmark index is a widely recognized broad-based small-mid cap index and is the same index identified in the Average Annual Total Returns table below. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the benchmark and varied weightings from time to time of two indices that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of small- to mid-cap companies.* Small- to mid-cap companies are defined by the market capitalization range of the Fund’s benchmark index from time to time. For the Fund’s current benchmark index, this market capitalization range, as of [ ], is $[ ] million to $[ ] billion.

The companies included in the benchmark index represent a broad spectrum of the U.S. economy and are generally U.S. issuers. Fund investments may also include other investment companies and real estate investment trusts. In addition to its investment in securities of companies included in the benchmark index, the Fund may invest up to 5% of its total assets in securities of non-U.S. issuers not generally included in the benchmark index. Also, the Fund may not invest more than 2% of its total assets in securities of companies in emerging market countries. In the event of changes to the companies included in the benchmark index, changes in the portfolio managers’ evaluation of the relative performance of growth versus value style securities, or the development of a material misweighting, the portfolio managers will rebalance the portfolio in an attempt to match the characteristics of a blend of its benchmark index and varied weightings from time to time of two indices that are subcomponents of the benchmark: a small-mid cap growth index and a small-mid cap value index. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities that are subsequently added to the list of prohibited securities.

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Values-based Investing. The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

*	The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers’ expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than that of funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

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Risks of investing in the Fund include:

•	Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

•	Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

•	Securities of Small- and Mid-Cap Companies – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•	Micro-Cap Companies – While all investments involve risk, micro-cap stocks are among the most risky. Many micro-cap companies are new and have no proven track record. Some of these companies have no assets or revenues. Others have products and services that are still in development or have yet to be tested in the market. Another risk that pertains to micro-cap stocks involves the low volumes of trades. Because many micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

•	Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

•	Value Stocks – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

•	Growth Stocks – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

•	Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•	Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

•	Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

•	Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

•	Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

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Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Class A shares for each of the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com.

CLASS A CALENDAR YEAR TOTAL RETURNS

Best Quarter, [ ] Quarter [ ]	[ ]

Worst Quarter, [ ] Quarter [ ]	[ ]

Year-To-Date Return, [ ] Quarter [ ]	[ ]

The following table illustrates the impact of taxes on the Fund’s returns (Class A is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2019
	1 Year		5 Years		10 Years
Class A
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Institutional Class
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Index
Standard & Poor’s 1000 Index (reflects no deduction for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

Management

Crossmark is the Fund’s investment adviser. The Fund’s co-portfolio managers are Brent Lium, Ryan Caylor and John Wolf, with Messrs. Lium and Caylor serving as lead co-portfolio managers. Mr. Lium is a Managing Director of Crossmark and has served as lead co-portfolio manager of the Fund since 2019. Mr. Caylor is Head of Research and a Portfolio Manager of Crossmark and has served as lead co-portfolio manager of the Fund since 2020. Mr. Wolf is a Managing Director of Crossmark and has served as portfolio manager or co-portfolio manager of the Fund since 2004. The day-to-day management of the Fund and final decisions are carried out by Messrs. Lium and Caylor, with Mr. Wolf providing advice, support and backup.

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Shareholder Information

For important information about purchase and sale of Fund shares, tax information, and information on financial intermediary compensation, please turn to the ADDITIONAL FUND DETAILS section on page [ ] of this Prospectus.

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ADDITIONAL FUND DETAILS

Minimum Investment

Class A and Class C – The minimum initial investment is $1,000 per Fund for regular accounts and for individual retirement accounts. The minimum initial investment is waived for continuous investment plans through which at least $50 is invested per transaction. There is no minimum for subsequent purchases.

Class R6 – There is no minimum investment. Class R6 shares are sold only through authorized dealers that have an omnibus account in place; they are not available for purchase directly through the Funds’ distributor.

Institutional Class – The minimum initial investment is $100,000 per Fund, except that for Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee, the minimum initial investment is $25,000 per Fund. The minimum subsequent per Fund investment is $1,000.

The minimum investment requirements may be waived in the case of certain third-party sub-accounting arrangements and for investments through fee-based advisory programs and defined contribution retirement plan platforms where all trades are made through the National Securities Clearing Corporation (“NSCC”).

The Independent Directors of Steward Funds, Inc. may invest in Institutional Class shares without regard to the stated minimum investment requirements.

Sale of Fund Shares

Fund shares may be redeemed at their net asset value per share on any business day through authorized dealers, or by writing the Funds’ Transfer Agent. Redemptions in the amount of at least $1,000 may be wired. You may also arrange for periodic withdrawals of at least $50 if you have invested at least $5,000 in a Fund.

Tax Information

The Funds intend to make distributions that may be taxed as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Strategies and Risks

The investment objective of Steward Covered Call Income Fund is dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market.

The investment objective of Steward Global Equity Income Fund is current income along with growth of capital.

The investment objective of each of Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund is long-term capital appreciation.

The investment objective of Steward Select Bond Fund is to provide high current income with capital appreciation.

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For each Fund, except Steward Small-Mid Cap Enhanced Index Fund, the Fund’s investment objective is non-fundamental and may be changed without shareholder approval. A Fund will provide shareholders with at least 60 days’ notice prior to making any changes to its investment objective. For Steward Small-Mid Cap Enhanced Index Fund, the Fund’s investment objective is fundamental and may not be changed without shareholder approval.

The information on the prior pages describe each Fund’s principal investment policies and strategies intended to achieve each Fund’s investment objective. The investment types detailed for each Fund are further described in the Statement of Additional Information. See “Principal Risks” below for additional information regarding the principal risks of investing in each Fund.

Other Investment Practices

From time to time, each Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

Portfolio Turnover

No Fund (except Steward Covered Call Income Fund) intends to trade portfolio securities for the purpose of realizing short-term profits. However, each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Steward Covered Call Income Fund’s portfolio manager may engage in frequent trading of the Fund’s portfolio securities in pursuing the Fund’s strategy. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by a Fund. In addition, a Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors that may be greater than those made by other funds. Tax and transaction costs may lower a Fund’s effective return for investors.

Portfolio Holdings

A description of the Funds’ policies and procedures regarding disclosure of its portfolio securities is available in the Funds’ Statement of Additional Information dated [ ], 2020. In addition, each Fund’s portfolio holdings may be viewed on the Fund’s website at www.crossmarkglobal.com. The portfolio holdings are posted within 30 days after the end of each month.

Additional Information about the Funds

Each Fund is a series of Steward Funds, Inc., an open-end management investment company. Crossmark provides management and investment advisory services to the Funds. This Prospectus does not tell you about every policy or risk of investing in each Fund. If you want more information on each Fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

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Principal Risks

The principal risks of investing in each Fund are summarized above under the “Principal Risks of Investing in the Fund” section for each Fund. The risks described below expand on, and add to, those summaries as appropriate. The chart below identifies which risks apply to each Fund. Each Fund may be subject to additional risks other than those identified below because the types of investments made by each Fund can change over time. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Risk	Steward Covered Call Income Fund	Steward Global Equity Income Fund	Steward International Enhanced Index Fund	Steward Large Cap Enhanced Index Fund	Steward Select Bond Fund	Steward Small-Mid Cap Enhanced Index Fund
BBB-/Baa3 Securities					—
Bond Fund Investing Risk					—
Call Options Risk	—
Concentration Policy Risk	—	—	—	—	—	—
Depositary Receipts (“DRs”)		—	—
Dividend Risk	—	—
Emerging Market Securities		—	—
Equity Securities	—	—	—	—		—
Fixed-Income Securities					—
Foreign Currency Risk		—	—
Foreign Government Securities					—
Foreign Securities		—	—
General Ratings Risk					—
Growth Stocks		—	—	—		—
High Portfolio Turnover Risk	—
Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds					—

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Risk	Steward Covered Call Income Fund	Steward Global Equity Income Fund	Steward International Enhanced Index Fund	Steward Large Cap Enhanced Index Fund	Steward Select Bond Fund	Steward Small-Mid Cap Enhanced Index Fund
Investment in Illiquid Investments					—
Investment in Other Investment Companies or Real Estate Investment Trusts		—	—	—	—	—
Issuer Risk	—	—	—	—	—	—
LIBOR Risk					—
Management Risk	—	—	—	—	—	—
Market Disruption and Geopolitical Risk	—	—	—	—	—	—
Micro-Cap Companies						—
Mortgage Risk					—
National and International Government and Economic Policies					—
Repurchase Agreements					—
Securities of Small- and Mid-Cap Companies		—	—			—
Security Selection and Market Risk	—	—	—	—		—
Share Ownership Concentration Risk	—	—	—	—	—	—
Tax Risk	—
U.S. Government Securities					—
Values-based Screening Policies	—	—	—	—	—	—
Value Stocks		—	—	—		—
Variable and Floating Rate Securities					—

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BBB-/Baa3 Securities – Obligations rated BBB- by S&P or Baa3 by Moody’s, or rated comparable by another nationally recognized statistical ratings organization, or deemed of comparable quality by Crossmark, are considered to have speculative characteristics. If an issuer of fixed-income securities defaults on its obligations to pay interest and repay principal, or a bond’s credit rating is downgraded, the Fund could lose money. The total return and yield of obligations rated BBB- or Baa3 may generally be expected to fluctuate more than the total return and yield of securities with more favorable credit ratings. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of such obligations, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. Such obligations may be more thinly traded and may be more difficult to sell and value accurately than securities with more favorable credit ratings as there may be a limited secondary market or no established secondary market. Investments in such obligations could increase liquidity risk for the Fund. In addition, the market for such obligations may be more likely than the markets for securities with more favorable credit ratings to experience sudden and sharp volatility which is generally associated more with investments in stocks.

Bond Fund Investing Risk – Because the Fund prices its assets and determines its share value on each business day based on current market prices (see “Share Price,” below), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares.

Call Options Risk – Writing call options to generate income and to potentially hedge against market declines by generating option premiums involves risk. These risks include, but are not limited to, potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

Limited Gains: By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but it will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to additional costs.

Option Exercise: As the writer of a call option, the Fund cannot control the time when it may be required to fulfill its obligation to the purchaser of the option. Once the Fund has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

Lack of Liquidity for the Option: Derivatives may be difficult to sell or unwind. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call position previously written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Lack of Liquidity for the Underlying Security: The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Value Changes: The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

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Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

Depositary Receipts (“DRs”) – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically involve expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs. DRs may be issued with respect to securities of issuers in emerging market countries.

Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay. Issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. In addition, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time.

Emerging Market Securities – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries. The economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

Equity Securities – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Fixed-Income Securities – Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. If a note has a duration of one year, then a 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar. There is also a risk that fixed-income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low rates.

Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in the form of U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

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Foreign Government Securities – Dollar-denominated instruments issued by foreign governments, foreign government agencies, foreign semi-governmental entities, or entities whose purpose is to restructure outstanding foreign government securities may not be supported as to payment of principal or interest by the particular foreign government. The issuers of these instruments are not necessarily subject to the same regulatory, accounting, auditing and recordkeeping standards as similar U.S. government or agency instruments would be, and information on such foreign instruments may be more difficult to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government.

Foreign Securities – Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.

General Ratings Risk – Ratings may be unreliable, due to conflicts of interest between the rating agencies and the issuers, as well as the lag between an event requiring a rating downgrade and the actual rating downgrade.

Growth Stocks – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments or other news. A growth company may fail to fulfill apparent promise or may be eclipsed by competitors or its products or its services may be rendered obsolete by new technologies. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. In addition, the growth stocks selected for investment by portfolio management may not perform as anticipated.

High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds – Non-U.S. corporations, banks and branches issuing dollar-denominated instruments in the United States (i.e., Yankee Bonds) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks and branches, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks and branches, reserve requirements, loan limitations and examinations. This adds to the analytical complexity of these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments and information about them may be harder to obtain.

Investment in Illiquid Investments – Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the Fund’s returns because the Fund may be unable to sell the illiquid securities at an advantageous time or price. When the Fund owns mortgage-related illiquid securities, there is additional risk arising from the illiquidity of the underlying real estate collateral for such securities. Illiquid securities can also be difficult to value, so there can be no assurance that the Fund can sell the securities at the price at which it is valuing them in determining net asset value.

Investment in Other Investment Companies or Real Estate Investment Trusts – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

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Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

LIBOR Risk – The United Kingdom’s Financial Conduct Authority has announced plans to phase out the use of the London Interbank Offered Rate (“LIBOR”), the benchmark rate for certain floating rate securities, by the end of 2021. The Fund or the instruments in which the Fund invests may be adversely affected during the transition away from LIBOR by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate for instruments that do not currently specify a replacement reference rate and, accordingly, it is difficult to predict the full impact of the transition away from LIBOR

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. For Steward Global Equity Income Fund and Steward International Enhanced Index Fund, to the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

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Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Micro-Cap Companies – While all investments involve risk, micro-cap stocks are among the most risky. Many micro-cap companies are new and have no proven track record. Some of these companies have no assets or revenues. Others have products and services that are still in development or have yet to be tested in the market. Another risk that pertains to micro-cap stocks involves the low volumes of trades. Because many micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock. In addition, because stock analysts are less likely to follow micro-cap companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on micro-cap companies, since they may lack the financial resources of larger companies.

Mortgage Risk – When the Fund purchases mortgages or mortgage-related securities, it is subject to certain additional risks. Declines in the value of property backing these securities will negatively affect the quality of these securities and could reduce the ability of the issuer to sell the property to satisfy its outstanding obligations. The value of the property can be negatively affected by a number of factors, including changes in the neighborhood, factors affecting the particular property or the real estate market generally and poor property maintenance. Rising interest rates tend to extend the duration of mortgages and mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgages or mortgage-related securities. This is known as extension risk. In addition, mortgages and mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates. Mortgage-related securities are also subject to the risk that the borrower may fail to make scheduled sinking fund payments or may default and that collateral for the mortgage may be inadequate or the terms of the mortgage may be revised. There may also be delays in receiving interest payments and in realizing collateral for these instruments. Finally, there is the potential risk that illiquidity in the market for mortgage-related securities may make it difficult for the Fund to dispose of these instruments or may seriously reduce their sale price.

National and International Government and Economic Policies – Actions and statements of national and international government and economic policy institutions can have effects, which can be substantial, on interest rates and other factors affecting debt obligations, such as trading volume, in addition to broader economic effects. This risk may be heightened due to the current period of historically low interest rates.

Repurchase Agreements – Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund’s cost plus interest. If the value of such securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

Securities of Small- and Mid-Cap Companies – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased. In addition, because stock analysts are less likely to follow small- and mid-cap companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small- and mid-cap companies, since they may lack the financial resources of larger companies.

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Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. With respect to Steward Covered Call Income Fund’s covered call option strategy, the Fund’s portfolio securities may not perform in line with the expectations of the Fund’s portfolio manager. The value of the Fund’s investments may also change with general market conditions.

Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Tax Risk – Writing covered call options may significantly reduce or eliminate the amount of dividends that constitute qualified dividend income, which is taxed to noncorporate shareholders at lower rates for federal income tax purposes. Covered calls also are subject to federal income tax rules that: 1) limit the allowance of certain losses or deductions by the Fund; 2) convert the Fund’s long-term capital gains into higher-taxed short-term capital gains or ordinary income; 3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or 4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

U.S. Government Securities – The value of fixed-income securities issued or guaranteed by the U.S. government or a U.S. government agency or instrumentality will tend to fall as interest rates increase. Because instruments of U.S. government agencies and instrumentalities have various degrees of U.S. government backing, there can be no assurance that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it may not be obligated to do so by law. Thus, instruments issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. Instruments issued by non-U.S. governments may involve risk of default and loss of principal and interest.

Values-based Screening Policies – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Value Stocks – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, the value stocks selected for investment by portfolio management may not perform as anticipated.

Variable and Floating Rate Securities – Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, their value may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Also, if general interest rates decline, the yield on these instruments will also decline.

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SHAREHOLDER INFORMATION

MANAGEMENT

Investment Adviser

Crossmark Global Investments, Inc. (“Crossmark”), a wholly owned subsidiary of Crossmark Global Holdings, Inc. formed in 1982 and located at 15375 Memorial Dr., Suite 200, Houston, TX 77079, acts as the investment adviser for each of the Funds. Crossmark provides investment management services to investment companies, pension and profit-sharing plans and accounts, corporations and individuals. As of [ ], 2020, Crossmark manages $[ ] billion in assets.

Crossmark provides investment advisory and values-based screening services to the Funds pursuant to an investment advisory agreement. A discussion of the basis for the Board of Directors’ (the “Board”) approval of the Funds’ current investment advisory agreement is available in the Funds’ Semi-Annual Report dated October 30, 2019. As compensation for Crossmark’s services as investment adviser, the Funds paid the following fees to Crossmark, as a percentage of each particular Fund’s average daily net assets for the fiscal year ended April 30, 2020: Steward Covered Call Income Fund, [ ]%; Steward Global Equity Income Fund, [ ]%; Steward International Enhanced Index Fund, [ ]%; Steward Large Cap Enhanced Index Fund, [ ]%; Steward Select Bond Fund, [ ]%; Steward Small-Mid Cap Enhanced Index Fund, [ ]%.

On May 16, 2019, in connection with a proposal by Crossmark, the Board approved a new investment advisory agreement (the “Current Advisory Agreement”), subject to shareholder approval, which was approved by shareholders of each Fund on July 29, 2019. The Current Advisory Agreement took effect on August 1, 2019 and the prior investment advisory agreement was terminated. Crossmark provides the same advisory services under the Current Advisory Agreement that it provided under the prior investment advisory agreement, but also provides the values-based screening services that were provided by Crossmark Consulting, LLC (“Crossmark Consulting”) prior to August 1, 2019. The changes to the fees each Fund pays to Crossmark for advisory services, and the values-based screening services described below, under the Current Advisory Agreement are set forth in the table below. The annual fee rates are applied to the average daily net assets of the applicable Fund.

Prior Advisory Agreement Fee Schedule (prior to August 1, 2019)	Current Advisory Agreement Fee Schedule (effective August 1, 2019)

Steward Covered Call Income Fund	Steward Covered Call Income Fund
0.45% for all assets	0.625% of the first $1 billion
0.5625% of assets over $1 billion

Steward Global Equity Income Fund	Steward Global Equity Income Fund
0.30% of the first $500 million	0.625% of the first $1 billion
0.25% of the next $500 million	0.5625% of assets over $1 billion
0.20% of assets over $1 billion

Steward International Enhanced Index Fund	Steward International Enhanced Index Fund
0.30% of the first $500 million	0.365% of the first $1 billion
0.25% of the next $500 million	0.3285% of assets over $1 billion
0.20% of assets over $1 billion

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Steward Large Cap Enhanced Index Fund	Steward Large Cap Enhanced Index Fund
0.15% of the first $500 million	0.215% of the first $1 billion
0.125% of the next $500 million	0.1935% of assets over $1 billion
0.10% of assets over $1 billion

Steward Select Bond Fund	Steward Select Bond Fund
0.25% of the first $500 million	0.315% of the first $1 billion
0.20% of the next $500 million	0.2835% of assets over $1 billion
0.175% of assets over $1 billion

Steward Small-Mid Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund
0.15% of the first $500 million	0.215% of the first $1 billion
0.125% of the next $500 million	0.1935% of assets over $1 billion
0.10% of assets over $1 billion

Portfolio Managers

John Wolf began his career in 1983 with the Dreyfus Corporation and in 1987 joined Oppenheimer Capital as an accounting manager supervising both equity and fixed-income mutual funds. In 1992, Mr. Wolf joined New Castle Advisers, which managed fixed-income portfolios and mutual funds. In 1996, New Castle Advisers was acquired by Crossmark. Mr. Wolf received his Bachelor’s Degree from Hofstra University and his Master’s Degree from Manhattan College.

Paul Townsen began his career with Crossmark in 1993. Mr. Townsen’s responsibilities have included portfolio management, portfolio analytics, allocation maintenance, soft dollar management, and numerous other leadership positions. Mr. Townsen has been involved with equity index trading for Crossmark’s institutional clients for eighteen years. As a senior equity and derivatives trader, his years of experience bring a strong knowledge of the unique factors associated with equity index trading. Mr. Townsen also brings expertise in trading taxable and tax-exempt bonds, as he previously served as Crossmark’s head bond trader. Mr. Townsen received his Bachelor’s Degree in Finance from The University of the Incarnate Word.

Victoria Fernandez began her career in 1994 with Fayez, Sarofim & Co., where she remained employed for eighteen years and was involved in all aspects of the company’s fixed-income portfolio management process. She joined Crossmark in 2012, as a portfolio manager and head of fixed-income trading. She now serves as Crossmark’s Chief Market Strategist and the head of fixed-income investing. Ms. Fernandez received her Bachelor’s Degree from Rice University and her Master’s Degree from Texas A&M University’s Mays Business School.

Brent Lium, CFA, began his career in 1995 with Dean Witter. In 2001, he joined Invesco Ltd. where he remained employed for eighteen years, starting as an equity analyst on a growth mutual fund team before serving as a portfolio manager. He joined Crossmark in 2019 as a Managing Director. He received his Bachelor’s Degree from Texas A&M University and his Master’s Degree from the University of Texas at Austin and is a Chartered Financial Analyst (CFA).

Ryan Caylor, CFA, began his career in 2011 as an Associate in the Valuation Group at PricewaterhouseCoopers, LLP. In 2013, he joined Tudor, Pickering, Holt & Co. as a sell-side equity research analyst covering competitive power and electric utilities stocks. He joined Crossmark in 2016 where he is a Portfolio Manager and Head of Research. He graduated from Tulane University with a Bachelor’s Degree in Finance, as well as Master’s Degrees in Accounting and Finance, and is a Chartered Financial Analyst (CFA).

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Day-to-day management of Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund, and Steward Small-Mid Cap Enhanced Index Fund is carried out by Messrs. Lium and Caylor, with Mr. Wolf providing advice, support and backup.

The Funds’ Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by such portfolio manager, and such portfolio manager’s ownership of securities in the Fund for which he/she provides portfolio management services.

Values-Based Screening Policies

The Funds offer investors the opportunity to pursue investment goals while being consistent with widely held traditional values. Thus, in implementing its investment strategies, each Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, each Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies. If a company already held by a Fund is added to the list of prohibited companies, the Fund will generally sell the securities of such company, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

The Funds may apply additional values-based screening criteria that are deemed by the Funds’ Board, in consultation with Crossmark, to be consistent with widely held traditional values. Prior to August 1, 2019, Crossmark Consulting served as a consultant for the Funds regarding values-based investing. For its services, Crossmark Consulting received monthly fees from the Funds, based on their aggregate average daily net assets, at the maximum annual rate of 0.08% of the first $500 million of such assets, 0.05% of the next $500 million, and 0.02% of aggregate assets over $1 billion. Effective August 1, 2019, these values-based screening services are provided to the Funds by Crossmark pursuant to the Current Advisory Agreement and the agreement with Crossmark Consulting for these services was terminated.

Administrator, Fund Accounting and Sub-Administration Services Provider, Compliance Services Provider, and Class Action/Fair Fund Services Provider

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Prior to August 1, 2019, Crossmark Consulting also acted as administrator for each Fund. For its services as administrator, Crossmark Consulting received a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declined to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million. Effective August 1, 2019, these administration services, as well as the compliance services described below, are provided to the Funds by Crossmark pursuant to a new administration agreement (the “New Administration Agreement”) and the agreement with Crossmark Consulting for these administration services was terminated. For its administration and compliance services under the New Administration Agreement, Crossmark receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.

The Northern Trust Company (“Northern Trust”) acts as fund accounting and sub-administration services provider for each Fund.

Prior to August 1, 2019, pursuant to a compliance services agreement, Crossmark Consulting also provided regulatory compliance services for the Funds. For these services, Crossmark Consulting received a monthly fee from each Fund, calculated at an annual rate of 0.025% of the first $500 million of the average daily net assets of that Fund, 0.020% of the next $500 million and 0.015% of assets over $1 billion. The agreement also provided for reimbursement to Crossmark Consulting of reasonable expenses incurred by Crossmark Consulting related to travel outside the Houston, Texas area in connection with providing services under the agreement. Effective August 1, 2019, these compliance services are provided to the Funds by Crossmark pursuant to the New Administration Agreement and the agreement with Crossmark Consulting for these services was terminated. For these services, Crossmark received a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.

Prior to December 9, 2019, pursuant to a Class Action and Fair Fund Services Agreement, Crossmark Consulting provided services in class action and SEC Fair Fund claim preparations. For those services, Crossmark Consulting received 6% of amounts received by the Funds from SEC Fair Fund claims. Effective December 9, 2019, Crossmark Consulting was dissolved and Crossmark was substituted in its place under the agreement. During the fiscal year ended April 30, 2020, Crossmark Consulting and Crossmark waived all fees received under the agreement.

BUYING AND SELLING FUND SHARES

Share Price

The purchase and redemption price for shares of each class of a Fund is the per share net asset value (“NAV”) for that class that is next determined after your purchase or sale order is received by the Fund, Transfer Agent or authorized dealer. NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading, provided that certain derivatives are priced after the close of regular trading on the Exchange, normally 4:15 p.m. Eastern Time. A temporary intraday suspension or disruption of regular trading on the Exchange will not be treated as the close of regular trading for that day if trading resumes and therefore will not impact the time at which a Fund calculates its share price on that day. In the event of an early close of regular trading on the Exchange, such as in the case of scheduled half-day trading, shortened trading hours due to emergency circumstances or unscheduled suspensions of trading, a Fund will calculate its share price as of the early close on that day. In such event, an order received before the early close will generally be effected at the share price calculated that day and an order received after the early close will be effected at the share price next calculated. The Funds do not price their shares on days the Exchange is closed for trading – normally, weekends, national holidays and Good Friday. In addition to days the Exchange is closed for trading, Steward Select Bond Fund does not price its shares on days the bond markets are closed for trading. Such additional days are normally Columbus Day and Veterans Day. NAV of a class reflects the aggregate assets less the liabilities attributable to that class.

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Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (“Nasdaq”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on Nasdaq, are valued at the last sale price on the day of valuation. These prices will be obtained by the Funds’ accounting agent from an approved pricing source.

Exchange-traded options are valued (i) at the last reported sale price, or, (ii) if there is no last sale price, at the most recent bid for long options and the most recent ask for short options. Debt securities (other than short-term debt obligations), including listed issues, are valued at the bid price as obtained from an approved pricing source. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost. Open-end money market mutual funds are valued at net asset value per share. Each of these methods has been determined in good faith by the Board to represent fair value for the affected securities.

If securities or other assets held by the Funds cannot be valued as set forth above or if a market price or quotation for a security or other asset is not readily available, or cannot be determined, or if any market price or quotation is deemed to be unreliable or inaccurate by Crossmark, the security will be priced at its fair value in accordance with procedures approved by the Board. It cannot be assured that any such fair value determination represents the price at which the particular securities could be sold during the period in which such fair value prices are used to determine the value of the Fund’s assets. Thus, during periods when one or more of a Fund’s securities are valued at fair value, there is the risk that sales and redemptions of Fund shares at prices based on these values may dilute or increase the economic interests of remaining shareholders.

A Fund may invest in non-U.S. securities that trade in foreign markets where closing prices are established prior to the time closing prices are established for U.S.-traded securities. If an event were to occur after the value of a Fund portfolio security was so established but before the Fund’s NAV per share is determined that is likely to change materially the value of said portfolio security and therefore change the Fund’s NAV, the Fund investment would be valued at its fair value in accordance with procedures established by the Board. Additionally, because non-U.S. markets may be open on days and at times when U.S. markets are closed, the value of shares of a Fund that invests in such securities can change on days when shareholders are not able to buy or sell Fund shares.

Share Certificates

The Funds will not issue certificates representing shares.

Telephone Transactions

Unless declined on the Investment Application, the Funds are authorized to accept orders for additional purchases, redemptions, and exchanges by phone. You will be liable for any fraudulent order as long as the Funds have taken reasonable steps to assure that the order was proper. Also note that, during unusual market conditions, you may experience delays in placing telephone orders. In that event, you should try one of the alternative procedures described below.

BUYING FUND SHARES

Minimum Investment

See “Minimum Investment” above under the “Additional Fund Details” section.

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How to Invest

You may purchase, exchange or redeem shares of the Funds on any day on which Northern Trust and the Exchange (or the bond markets for Steward Select Bond Fund) are both open for business. You may use any of the following methods to purchase Fund shares:

Through Authorized Dealers. You may place your order through any dealer authorized to take orders for the Funds. An authorized dealer is one that has entered into a selling agreement with the Fund’s distributor. A dealer that has not entered into such an agreement is not authorized to sell shares of the Fund. If the order is received by the authorized dealer by the close of regular trading on the Exchange, you will generally receive that day’s NAV. Orders received subsequent to the close of regular trading on the Exchange will receive the NAV per share next determined. It is the dealer’s responsibility to transmit orders timely.

Through the Distributor. You may place orders directly with the Funds’ distributor (except with respect to Class R6 shares) by mailing a completed Investment Application with a check or other negotiable bank draft payable to Steward Funds, to the Funds’ Transfer Agent:

Transfer Agent’s Address

Regular Mail Steward Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766	Overnight Mail Steward Funds c/o The Northern Trust Company 333 South Wabash Avenue Attn: Funds Center, Floor 38 Chicago, IL 60604

Northern Trust acts as custodian of the Steward Funds Traditional, Roth, SEP, and SIMPLE IRA accounts and Coverdell ESA accounts established directly through the Funds’ distributor. Additional terms and conditions related to the establishment and maintenance of those accounts can be found in the applicable custodial agreement and disclosure statement provided by Northern Trust.

Remember to make your check in an amount no less than any applicable minimum noted under the Minimum Investment section above. The funds for your purchase order are due on a T+1 basis (i.e., one day after the transaction takes place) unless the purchase order is made through the NSCC. Payment for orders placed with the Transfer Agent must be received by the Transfer Agent within three business days after the order is placed. Otherwise, you will be liable for any losses resulting from your purchase order. Checks from third parties will not be accepted. Subsequent investments may be mailed to the same address. Confirmations of each purchase and transaction in the account are sent to the shareholder’s address of record.

Investing By Wire Transfer. You may purchase shares by wire transfer if you have an account with a commercial bank that is a member of the Federal Reserve System. Your bank may charge a fee for this service.

For an initial investment by wire transfer, you must first complete a new account application. An application can be obtained by calling 1-800-262-6631 or by visiting the Funds’ website at www.crossmarkglobal.com. For assistance in completing the application, please contact 1-800-695-3208.

Please mail your completed form to Steward Funds, c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766, or fax the application to 312-557-3320.

After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephone by calling the Fund’s Transfer Agent, Northern Trust, at 1-800-695-3208.

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In-Kind Purchases

A Fund may issue its shares in exchange for securities held by the purchaser, when approved by the Board, in its sole discretion, or pursuant to procedures adopted by the Board, if any, following a determination that (a) such in-kind exchange is advisable under the circumstances and (b) the securities to be exchanged are consistent with the Fund’s investment objective and policies. The value of securities to be so exchanged will be determined on the day of the exchange in accordance with the Fund’s policies for valuing its portfolio securities and the Fund will issue shares to the purchaser, valued on the day of the exchange, in an amount equal to the value of the exchanged securities, as so determined. A Fund will not accept securities for in-kind purchases of shares unless Crossmark determines that the value of such securities can be calculated under the Fund’s procedures for valuing its portfolio securities. A Fund also generally will not accept securities that are subject to restrictions on resale. As of the time of the exchange, all dividends, distributions and subscription or other rights will become the property of the Fund in question, along with the securities. Fund shares purchased in exchange for securities, as described in this paragraph, generally cannot be redeemed for fifteen days following the in-kind purchase to allow time for the transfer to settle. In-kind purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to a Fund.

Telephone Investment

If you have opened an account through the Funds’ distributor, you may make additional investments by telephone unless you declined that option on your Investment Application. You may place a telephone order by calling the Transfer Agent at 1-800-695-3208. If your account was opened through an authorized dealer, you may be required to place additional orders through that dealer.

If you place your telephone order by the close of regular trading on the Exchange, you will generally receive that day’s NAV. Orders placed subsequent to the close of regular trading on the Exchange will receive the NAV per share next determined.

Electronic Purchases

If your bank is a U.S. bank that participates in the Automated Clearing House (ACH), you may elect to make subsequent investments through ACH. Complete the Banking Services option on the Investment Application or call 1-800-695-3208. Your account can generally be set up for electronic purchases within 15 days. Your bank or broker may charge for this service.

Wire transfers (see “Investing by Wire Transfer,” above) allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through ACH and may take up to eight days to clear. There is generally no fee for ACH transactions.

Pre-Authorized Investment

If you hold or are purchasing Class A or Class C shares, you may arrange to make regular monthly investments of at least $50 automatically from your bank account by completing the Automatic Investment Plan option on the Investment Application.

Tax-Advantaged Retirement Plans

Fund shares may be used for virtually all types of tax-advantaged retirement plans, including traditional and Roth Individual Retirement Accounts (“IRAs”), Coverdell Education Savings Accounts, and Simplified Employee Pension Plans. For more information, call 1-800-262-6631.

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Frequent Transactions

The Board has determined, based on the Funds’ experience, that the Funds are not likely to attract abusive short-term traders due to the fact that the Funds’ portfolio securities are primarily traded in U.S. markets and do not offer attractive opportunities to profit from short-term trading. Accordingly, the Board has determined to permit short-term trading and not to impose a redemption fee on short-term trades at this time. To the extent that short-term trading does occur, such trading may result in additional costs for the Funds. Any future changes to the Funds’ policies and procedures regarding frequent transactions will be disclosed in an amendment or supplement to the Funds’ Prospectus.

Customer Identification Information

To help the government fight the funding of terrorism and money-laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name

•	Date of birth (for individuals)

•	Residential or business street address (although post office boxes are still permitted for mailing)

•	Social security number, taxpayer identification number, or other identifying number

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identify by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING FUND SHARES

When you sell your shares, proceeds from the sale will generally be in the form of cash, though each Fund reserves the right to redeem in kind as described below. Each Fund typically expects to satisfy redemption requests by using available cash or selling portfolio assets if available cash is not sufficient to meet redemption requests. Each Fund may use either cash, portfolio sales, or redemption in kind to satisfy redemption requests under normal or stressed market conditions. During periods of distressed market conditions, when a significant portion of a Fund’s portfolio may be comprised of less-liquid and/or illiquid investments, a Fund may be more likely to pay redemption proceeds by giving you securities.

Through Authorized Dealers. You may request a redemption through any broker-dealer authorized to take orders for the Fund. The broker-dealer will place the redemption order by telephone or facsimile directly with the Funds’ Transfer Agent and your share price will be the NAV next determined after the order is received. The Funds do not charge a fee for these redemptions (but will assess any applicable CDSC), but a dealer may impose a charge for this service. Redemption proceeds will be paid within three days after the Transfer Agent receives a redemption order in proper form.

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Through the Transfer Agent. You may redeem shares by telephone on any business day by calling the Transfer Agent at 1-800-695-3208. You may also redeem your Fund shares by writing to the Transfer Agent’s address (see “Buying Fund Shares,” above). You will generally receive a check for your redemption amount within a week after your request is received; however, the Funds typically expect that redemption proceeds will be sent out within one day by check after your redemption request is received. As noted below under “Expedited Redemptions”, under certain circumstances, redemption proceeds may be sent out by wire on the next day after the redemption request. The Funds do not charge any fee for redemptions (but will assess any applicable CDSC).

Certain transactions will require a signature guarantee. See “Signature Verification for Certain Transactions,” below.

Redemption of Shares Purchased by Check. Redemptions of amounts purchased by check may be withheld until the purchase check has cleared, which may take up to 15 days from the purchase date.

Expedited Redemption

If you want to redeem at least $1,000 of Fund shares and have not declined banking services on the Investment Application currently on file with the Transfer Agent, you may request that your redemption proceeds be wired to a broker-dealer or commercial bank that you previously designated on the Investment Application by calling the Transfer Agent at 1-800-695-3208. Redemption proceeds will be forwarded the next day to the designated entity. You are urged to place your redemption request early in the day to permit efficient management of the Funds’ cash reserves. The Funds do not impose a special fee for this service. However, they (and their service providers) reserve the right to modify or not to offer this service in the future. They will attempt to give shareholders reasonable notice of any such change.

Systematic Withdrawal

If you hold Class A or Class C shares, you may arrange for periodic withdrawals of $50 or more if you have invested at least $5,000 in a Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annually, or annually. If you elect this plan, you must elect to have all your dividends and distributions reinvested in shares of the particular Fund. Note that payments under this plan come from redemptions of your Fund shares. The payments do not represent a yield from a Fund and may be a return of capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of your withdrawals, and the yield and share price of the Fund, which can be expected to fluctuate.

You may terminate this plan at any time by writing to the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Funds, and there is no direct charge to you.

Redemption in Kind

A Fund will generally review a redemption in excess of $10 million to consider whether a redemption in kind, either partially or fully, would be appropriate under the circumstances. If a Fund pays you for shares you sell by redeeming in kind, that is, by giving you securities, you will bear any brokerage costs imposed when you sell those securities, and you will bear the market risk on those securities until you sell them. A redemption in kind is taxable for federal income tax purposes to the same extent as a redemption for cash.

Redemption Suspensions or Delays

Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the Exchange is closed for unusual circumstances, when trading on such exchange is restricted, or when the SEC allows redemptions to be suspended.

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Involuntary Redemption of Small Accounts

Because it is costly to other shareholders of a Fund to maintain small accounts, each of the Funds reserves the right to redeem your Fund shares and close your account if the net asset value of your account falls below $1,000 for a regular account or for an individual retirement account. Before a Fund redeems your Fund shares and closes your account, you will be notified and given 60 days in which to make additional investments sufficient to bring your account up to the required minimum and thereby avoid having your Fund shares redeemed and your account closed. An involuntary redemption, as with a sale of your Fund shares, may have tax consequences.

Class C Contingent Deferred Sales Charge (CDSC)

Class C shares are subject to a CDSC of 1.00% if you redeem your shares within twelve months of purchase. When you redeem Class C shares that are subject to the CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. Reinvested dividends and share appreciation are not subject to the CDSC. In processing orders to redeem shares, shares not subject to the CDSC are redeemed first. The CDSC is not imposed when you exchange your Class C shares for Class C shares of a different Fund, but you may be subject to the CDSC if you redeem your exchanged shares prior to twelve months from the date you originally purchased shares. The CDSC is paid to the Funds’ distributor. The CDSC may be waived in certain cases:

•	redemption of shares of a shareholder (including a registered joint owner) who has died;

•	redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally and permanently disabled (as evidenced by a determination by the federal Social Security Administration);

•	redemptions under a systematic withdrawal plan at a maximum of 12% per year of the net asset value of the account;

•	redemption of shares by an employer-sponsored employee benefit plan whose dealer of record has waived the advance of the first-year service and distribution fees applicable to such shares and agrees to receive such fees quarterly;

•	redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first-year service and distribution fees applicable to such shares and has agreed to receive such fees quarterly;

•	redemptions made pursuant to any IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Section 72(t)(2)(A)(iv) of the Internal Revenue Code of 1986, as amended, prior to age 59 1/2; and

•	redemptions to satisfy required minimum distributions from an IRA account.

EXCHANGING FUND SHARES

Subject to the limited exception noted below, you may exchange your shares of a Fund for shares of a different share class of the same Fund or shares of the same share class of a different Fund at a price based on the respective NAVs of each share class, provided that your exchange satisfies the applicable minimum investment and other requirements for the share class and the Fund into which you wish to exchange and such Fund is available for sale in your state. Notwithstanding the foregoing, exchanges of Class C shares of a Fund for shares of a different share class of the same Fund are generally not permitted; however, such exchanges may be permitted in Crossmark’s discretion on a case-by-case basis. There is no sales charge or other fee charged on exchanges, but if you exchange Class C shares of a Fund for Class C shares of a different Fund you may be subject to the CDSC if you redeem your exchanged shares prior to twelve months from the date you originally purchased shares (see above). These exchange privileges may be amended or terminated upon 60 days’ notice to shareholders.

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You may place an exchange order by:

•	Mailing your exchange order to the Transfer Agent’s address.

•	Telephoning 1-800-695-3208. Telephone exchange orders may be placed from 8:00 a.m. to 4:00 p.m. Eastern Time on any business day. You may decline this option on the Investment Application.

Remember that exchanges between different Funds involve a sale of shares, with possible tax consequences. However, exchanges between different share classes of the same Fund are not taxable for federal income tax purposes and no gain or loss will be reported on such exchanges. See “Dividends, Distributions, and Tax Matters” below.

Class C to Class A Conversion Feature

Class C shares will automatically convert to Class A shares of the same Fund at the relative NAVs of the two classes no later than the end of the month in which the eighth anniversary of the date of purchase occurs, provided that the relevant Fund or the financial intermediary through which the shareholder purchased such Class C shares has records verifying the completion of the eight-year aging period. Class C shares issued upon reinvestment of income and capital gain dividends and other distributions will be converted to Class A shares on a pro rata basis with the Class C shares. For purposes of calculating the time period remaining on the conversion of Class C shares to Class A shares, Class C shares received in an exchange retain their original purchase date. No sales charges or any other charges will apply to any such conversion. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion.

SIGNATURE VERIFICATION FOR CERTAIN TRANSACTIONS

Signature Guarantees. To protect you and the Funds against fraud, certain redemption options require a medallion signature guarantee. A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers participating in a Medallion Program recognized by the Securities Transfer Association, but not from a notary public. The acceptable Medallion program is the Securities Transfer Agents Medallion Program (STAMP). The Transfer Agent reserves the right to reject a signature guarantee if it is not provided by an acceptable Medallion guarantor. The Transfer Agent will need written instructions signed by all registered owners, with a medallion signature guarantee for each owner, for any of the following:

•	A change to a shareholder’s record name without supporting documentation (such as a marriage certificate, divorce decree, etc.);

•	A redemption from an account for which the address or account registration has changed within the last ten business days;

•	A request to send redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record;

•	A request to send redemption and distribution proceeds to an account with a different registration (name or ownership) from yours; and

•	An addition or change to ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account.

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The Transfer Agent reserves the right to waive signature guarantee requirements, require a signature guarantee under other circumstances, or reject or delay a redemption if the signature guarantee is not in good form. Faxed signature guarantees are generally not accepted. A notary public cannot provide a signature guarantee.

The Fund may also require a medallion signature guarantee if you request any of the following nonfinancial transactions:

•	A change of name;

•	Add/Change banking instructions;

•	Add/Change beneficiaries;

•	Add/Change authorized account traders;

•	Adding a Power of Attorney;

•	Add/Change Trustee; or

•	UTMA/UGMA custodian change.

DISTRIBUTOR; SERVICE AND DISTRIBUTION PLAN; SUB-ACCOUNTING SERVICES PLAN

Payments to Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Class A and Class C Service and Distribution Plan

As mentioned above, Crossmark Distributors serves as the Funds’ distributor. Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) amended effective as of September 15, 2017, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders. The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders. Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.

Class A, Class C and Institutional Class Sub-Accounting Services Plan

Each Fund has also adopted a Sub-Accounting Services Plan, amended effective as of February 27, 2020, with respect to its Class A, Class C and Institutional Class shares. The Sub-Accounting Services Plan provides that each Fund, out of assets attributable to the applicable share class, shall reimburse Crossmark Distributors for payments by Crossmark Distributors to certain third-party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable share class participate. For asset-based fee arrangements between Crossmark Distributors and third-party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable share class of the Fund. For per-account arrangements between Crossmark Distributors and third-party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to any fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.

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DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS

Dividends and Distributions. Each Fund distributes substantially all of its net investment income and realized net capital gains to shareholders each year, and pays its dividends and other distributions in additional shares of the Fund, with no sales charge. However, you may elect on the Investment Application to:

Option # 1 ~~—~~         receive income dividends in cash and capital gain distributions in additional Fund shares; or

Option # 2 ~~—~~         receive all dividend and capital gain distributions in cash; or

Option # 3 ~~—~~         receive capital gain distributions in cash and income dividends in additional shares.

Each Fund intends to declare and pay any income dividends quarterly. Capital gains, if any, will be paid at least annually, generally in December.

Federal Income Tax Treatment of Dividends, Distributions, and Redemptions. If you hold shares through a tax-advantaged account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

If you are a taxable investor, you will generally be subject to federal income tax each year on dividend and distribution payments you receive from the Funds, as well as on any gain realized when you sell (redeem) or exchange shares of a Fund. (For purposes of this section, exchanges refer to exchanges between different Funds and do not refer to exchanges between different share classes of the same Fund.) This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income,” which is taxable to individuals and other noncorporate shareholders at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholder. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, real estate investment trust (“REIT”) distributions and, in many cases, distributions from non-U.S. corporations. Steward Covered Call Income Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

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When you sell or exchange shares (including when shares are redeemed to pay any account fees), you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares. Gain or loss realized on shares held more than one year is generally long-term. Any loss you incur if you sell or exchange shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those shares during that period. You may be limited in your ability to utilize capital losses.

The Funds will notify you each year, generally in January, which amounts of your dividend and distribution payments are subject to taxation as ordinary income, as qualified dividend income, or as long-term capital gain. Distributions that are declared in October, November or December to shareholders of record during one of those months and paid in January are taxable as if they were paid in December. The Funds make no representation or warranty as to the amount or variability of each Fund’s distributions, which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, and shareholders’ redemption patterns.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax.

Steward Global Equity Income Fund and Steward International Enhanced Index Fund may occasionally invest in securities of issuers in certain foreign countries. A Fund may have taxes withheld on the income received from those securities. If a Fund qualifies by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities of foreign corporations or by being a qualified fund of funds and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements.

By law, a Fund must withhold the legally required amount of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the Internal Revenue Service instructs the Fund to do so.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL, AND FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND. ADDITIONAL INFORMATION ON THE FEDERAL INCOME TAX MATTERS RELATING TO EACH FUND AND ITS SHAREHOLDERS IS INCLUDED IN THE SECTION ENTITLED “FEDERAL INCOME TAXES” IN THE STATEMENT OF ADDITIONAL INFORMATION.

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FINANCIAL HIGHLIGHTS

The following highlights tables are intended to help you understand the financial performance of each Fund for the past five years. The figures in the columns “Net Asset Value, Beginning of Period” through “Net Asset Value, End of Period” reflect financial results for a single Fund share. The “Total Return” numbers for a Fund represent the rate that an investor would have earned (or lost) on an investment in such Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [ ] the Funds’ independent registered public accounting firm, whose report, along with each such Fund’s financial statements, is included in the Funds’ annual report for the fiscal year ended April 30, 2020, which is available on request. (See “How to Get More Information,” below.)

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Visit us online at:

crossmarkglobal.com

HOW TO GET MORE INFORMATION

Further information about the Funds is contained in the Statement of Additional Information (“SAI”). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s investment performance during its last fiscal year.

You may obtain free copies of the SAI, reports or other information about the Funds or your account by calling 1-800-262-6631. You may also visit the Funds’ website at www.crossmarkglobal.com, where information is available.

The SAI, reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission’s (“SEC”) website at sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov.

The Investment Company Act File Number with the SEC for the Funds is: 811-01597.

Distributed by: Crossmark Distributors, Inc. 15375 Memorial Dr. Suite 200 Houston, TX 77079 1-800-262-6631 info@crossmarkglobal.com

For more complete information about the Funds, including charges and expenses, contact the Distributor to receive a Prospectus. Please read it carefully before you invest or send money.

STEWARD FUNDS
A LEADER IN VALUES-BASED INVESTING

Steward Covered Call Income Fund
Class A	SCJAX
Class C	SCJCX
Class R6	SCJKX
Institutional Class	SCJIX
Steward Global Equity Income Fund
Class A	SGIDX
Class C	SGIFX
Class R6	SGIGX
Institutional Class	SGISX
Steward International Enhanced Index Fund
Class A	SNTKX
Class C	SNTDX
Class R6	SNTFX
Institutional Class	SNTCX
Steward Large Cap Enhanced Index Fund
Class A	SEEKX
Class C	SEEBX
Class R6	SEEHX
Institutional Class	SEECX
Steward Select Bond Fund
Class A	SEAKX
Class C	SEAAX
Class R6	SEABX
Institutional Class	SEACX
Steward Small-Mid Cap Enhanced Index Fund
Class A	TRDFX
Class C	SSMEX
Class R6	SSMOX
Institutional Class	SCECX

(The foregoing are all series and classes of Steward Funds, Inc.)

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2020

This Statement of Additional Information is not a Prospectus but it contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated [ ], 2020. The information in this Statement of Additional Information expands on the information contained in the Prospectus and any supplements thereto. A copy of the Prospectus may be obtained without charge by contacting Crossmark Distributors, Inc. by phone at (800) 262-6631 or by writing to it at 15375 Memorial Dr., Suite 200, Houston, TX 77079.

The report of Independent Registered Public Accounting Firm and financial statements of the Funds included in the Annual Report for the year ended April 30, 2020 (“Annual Report”) are incorporated herein by reference to the Annual Report. Copies of such Annual Report are available without charge upon request by writing to the Funds at 15375 Memorial Dr., Suite 200, Houston, TX 77079 or by calling toll free (800) 262-6631.

The financial statements contained in the Funds’ Annual Report for the year ended April 30, 2020 are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights for fiscal periods ended April 30, 2016, April 30, 2017, April 30, 2018, April 30, 2019 and April 30, 2020 were audited by [ ], an independent registered public accounting firm, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon its authority as an expert in auditing and accounting.

GENERAL INFORMATION

Steward Small-Mid Cap Enhanced Index Fund began as a series of Capstone Series Fund, Inc. (“CSFI”), an open-end diversified management company registered under the Investment Company Act of 1940, as amended (“1940 Act”). CSFI was incorporated in New Jersey in 1952 and commenced business shortly thereafter. On February 28, 1967, it was merged into a Pennsylvania corporation and operated under the laws of that state until May 11, 1992 when it was reorganized as a Maryland corporation and its name changed from U.S. Trend Fund, Inc. to Capstone U.S. Trend Fund, Inc. Effective September 6, 1994, the name of CSFI was changed to Capstone Growth Fund, Inc. This change was approved by stockholders at a meeting held August 25, 1994. On January 22, 2002, the name of the corporate entity was changed to Capstone Series Fund, Inc., and the Fund was redesignated Capstone Growth Fund. On December 20, 2005, the name of the Fund was changed to Steward Small-Cap Equity Fund and it classified its shares into two classes. The original class was designated “Individual Class,” and the new class was designated “Institutional Class.” Effective March 31, 2008, the name of the Fund was changed to Steward Small-Mid Cap Enhanced Index Fund. Effective February 14, 2017, Steward Small-Mid Cap Enhanced Index Fund was reorganized and merged into a series of Steward Funds, Inc. (“SFI”) by action of the Board of Directors (the “Board”).

Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Select Bond Fund are series of SFI, an open-end diversified management company registered under the 1940 Act. SFI was originally incorporated in Delaware in 1968 and commenced business shortly thereafter as an open-end diversified management company under the 1940 Act. On February 18, 1992, shareholders approved a plan of reorganization pursuant to which the corporate entity became, on May 11, 1992, a Maryland series company, Capstone Fixed Income Series, Inc. The name of the corporate entity was changed to Capstone Christian Values Fund, Inc. on March 13, 2000. On June 3, 2004, the name was changed to Steward Funds, Inc., and names of each of the corporation’s series were also changed. Prior to August 28, 2004, Steward Select Bond Fund was known as Steward Select Fixed Income Fund. And prior to April 1, 2008, Steward Global Equity Income Fund, Steward Large Cap Enhanced Index Fund and Steward International Enhanced Index Fund were known as Capstone Government Income Fund, Steward Domestic All-Cap Equity Fund and Steward International Equity Fund, respectively. Steward Covered Call Income Fund was added as an additional series of SFI by action of the Board effective September 15, 2017.

Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund, Steward Select Bond Fund and Steward Small-Mid Cap Enhanced Index Fund (each a “Fund” and collectively, the “Funds”) each offer Class A, Class C, Class R6 and Institutional Class shares. The Individual Class shares of Steward International Enhanced Index Fund, Steward Global Equity Income Fund, Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund and Steward Select Bond Fund were redesignated as Class A shares effective September 15, 2017. Class C and Class K shares of each Fund were authorized by action of the Board effective September 15, 2017. Class K shares of each Fund were redesignated as Class R6 shares effective August 28, 2018. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive rights (except as may be determined by the Board) or conversion rights (except that Class C shares convert to Class A shares after eight years) and are redeemable as described in the Prospectus and this Statement of Additional Information (“SAI”). Each share has equal rights with each other share of the same class of a Fund as to voting, dividends, exchanges and liquidation. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. Each class of shares may be subject to such sales loads or charges, expenses and fees, and account size requirements as the Board may establish or change from time to time and to the extent permitted under the 1940 Act.

Crossmark Global Investments, Inc. (“Crossmark”) serves as investment adviser to the Funds. Crossmark provides portfolio screening services to the Funds for use in the management of the Funds’ investment portfolios, as well as administration, compliance and claims preparation services to the Funds. The Northern Trust Company (“Northern Trust”) acts as fund accounting and sub-administration services provider for the Funds. In addition, Northern Trust acts as custodian and transfer agent for the Funds. Crossmark Distributors, Inc. (“Crossmark Distributors”), an affiliate of Crossmark, is the Funds’ distributor. (See “Adviser,” “Administration, Fund Accounting and Sub-Administration Services, Compliance Services, Class Action and Fair Fund Services, Transfer Agency and Service, and Master Services Agreements,” “Values-Based Screening Services” and “Distributor”).

INVESTMENT STRATEGIES

Following is a discussion of the various types of securities and strategies that may be used by a Fund, to the extent not inconsistent with its investment objective and policies.

Temporary Defensive and Other Short-Term Positions

Although it is expected that each of the Funds will normally be invested consistent with its investment objective and policies, each of the Funds may invest in certain short-term, high-quality debt instruments for the following purposes: (a) to meet anticipated day-to-day operating expenses; (b) pending Crossmark’s ability to invest cash inflows; (c) to permit the relevant Fund to meet redemption requests; and (d) for temporary defensive purposes. The short-term instruments in which the Funds may invest include: (i) short-term obligations of the U.S. Government or its agencies, instrumentalities, authorities, or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (v) repurchase agreements; (vi) money market funds; and (vii) zero coupon bonds.

The Funds’ short-term investments will generally not have maturities of greater than one year.

Common Stock, Convertible Securities, and Other Equity Securities

Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund may invest in common stocks, which represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company’s organization and operations. Common stocks do not contain a guarantee of value — their prices can fluctuate up or down, and may be reduced to zero under certain circumstances.

These Funds may also buy other types of equity securities such as convertible securities (including “synthetic convertible securities”), preferred stock, and warrants or other securities that are exchangeable for shares of common stock. A convertible security is a security that may be converted at either a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds because the Funds purchase such securities for their equity characteristics.

These Funds, as well as Steward Select Bond Fund, may invest in preferred stock. Unlike common stock, preferred stock offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and it may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will invest in synthetic convertibles only with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or “A” or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Small- and mid-cap companies tend to be smaller, less established companies, and investment in equity securities of these companies may involve greater risk than is customarily associated with securities of larger, more established companies. Small- and mid-cap companies may experience relatively higher growth rates and higher failure rates than do larger companies. The trading volume of securities of small- and mid-cap companies is normally less than that of larger companies and, therefore, such volume may disproportionately affect the market price of such securities, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

While all investments involve risk, microcap stocks are among the most risky. Many microcap companies are new and have no proven track record. Some of these companies have no assets, operations, or revenues. Others have products and services that are still in development or have yet to be tested in the market. Another risk that pertains to microcap stocks involves the low volumes of trades. Because many microcap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Covered Call Options

Covered call options may be written on Steward Covered Call Income Fund’s equity securities. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at a specified exercise price at any time prior and up to the expiration of the contract. When call options are written, the Fund will typically write options with exercise prices that are above the current market price of the security, thus providing room for growth. The purchaser pays a premium to the Fund for the option, so the premium is an extra source of income to the Fund. If the price of the underlying security rises, but does not rise to the level of the exercise price, the option would not typically be exercised and the Fund would keep both the security at its appreciated value and the option premium. However, if the price of the underlying security rises above the exercise price of the option prior to expiration of the option and the option is exercised, the Fund will lose the value of that extra appreciation, although the loss in appreciation will be moderated by the amount of the option premium received by the Fund. If the price of the security drops below the price at the time the option was written, such loss in value will be diminished by the value of the premium.

The covered call strategy used by the Fund is designed to earn extra income for the Fund from premiums to moderate the impact of market declines and to reduce the volatility of the Fund’s portfolio. This strategy means that the Fund may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, by using this strategy, the Fund would tend to outperform equity markets during periods of flat or declining equity prices due to the Fund’s receipt of premiums from selling the call options. Covered call options on a particular equity security may be sold on up to the full number of shares of that equity security held by the Fund. For securities on which options expire unexercised, the Fund can write more options, thus earning more premium income, until an option on the security is exercised. The Fund’s portfolio managers consider several factors when writing (selling) options, including the overall equity market outlook, factors affecting the particular industry sector, individual security considerations, the timing of corporate events, and the levels of option premiums.

The Fund may terminate an option that it has written prior to the option’s expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Options written by the Fund will normally have expiration dates not more than one year from the date written. The exercise price of the options may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current market price of the underlying securities at the times the options are written. The Fund may engage in buy-and-write transactions in which the Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as buy-and-write. Buy-and-write transactions using in-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, the Fund’s maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or advance moderately during the option period. In such a transaction, the Fund’s gain will be limited to the premiums received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the amount of such decline will be offset wholly or in part by the premium received, and the Fund may or may not realize a loss.

To the extent that a secondary market is available on the exchanges, the covered call option writer may liquidate the position prior to the assignment of an exercise notice by entering a closing purchase transaction for an option of the same series as the option previously written. The cost of such a closing purchase, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will have incurred a loss on the transaction.

Foreign Securities

Steward Global Equity Income Fund and Steward International Enhanced Index Fund will invest substantial amounts in securities of non-U.S. issuers. Although Steward Covered Call Income Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund expect to invest principally in securities of U.S. issuers, these Funds may also invest in some foreign securities. The Funds may invest in U.S. dollar-denominated securities that may be issued or guaranteed by non-U.S. entities. Certain of these investments may be made directly by the Funds; others may be indirect, through another investment company in which the Funds may invest. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of U.S. dollar-denominated foreign investments are affected by changes in application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. These securities may involve higher brokerage commissions than securities of U.S. issuers, and they may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in issuers in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

A Fund’s foreign investments may include emerging-market stock. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging-market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestments, resource self-sufficiency and balance of payments position. Many emerging-market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging-market countries.

Foreign government securities in which a Fund may invest may include obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies.”

A Fund may invest in equity securities of non-U.S. issuers, in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) (together, “Depositary Receipts”), or other securities convertible into securities of eligible European or Far Eastern issuers. The securities for which these securities may be exchanged may not necessarily be U.S. dollar denominated. An ADR or ADS is typically issued by an American bank or trust company and evidences ownership of underlying securities issued by a foreign corporation. An EDR, which is sometimes referred to as a Continental Depositary Receipt (“CDR”), is issued in Europe, typically by a foreign bank or trust company and evidences ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of the Funds’ investment policies, the Funds’ investments in ADRs, ADSs, EDRs and GDRs will be deemed to be investments in the equity securities of the foreign issuers into which they may be converted.

Depositary Receipt facilities may be established as either “sponsored” or “unsponsored.” While Depositary Receipts issued through these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of Depositary Receipt holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from the issuer prior to establishing the facility. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of noncash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to Depositary Receipt holders with respect to the deposited securities. Sponsored Depositary Receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the Depositary Receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although Depositary Receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the Depositary Receipt holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored Depositary Receipts. Although Depositary Receipts are denominated in U.S. dollars, the value of securities underlying a Depositary Receipt, and thus of the Depositary Receipt, may be affected by changes in the relative values of the currencies of the U.S. and the country of the issuer.

Market Disruptions and Geopolitical Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of a Fund and its investments. Such events include the recent pandemic of the novel coronavirus disease known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of a Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by a Fund. For Steward International Enhanced Index Fund and Steward Global Equity Income Fund, to the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

The recent COVID-19 pandemic has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. A Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in a Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.

Recent political activity in the U.S. has increased the risk that the U.S. could default on some or any of its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Market disruptions could cause the Fund to lose money, experience significant redemptions and encounter operational difficutlies. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Government Obligations

Government obligations in which a Fund may invest include U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. Direct obligations of the U.S. Treasury in which a Fund may invest include U.S. Treasury bills, notes, and bonds. U.S. Treasury bills have, at the time of issuance, maturities of one year or less. U.S. Treasury notes have, at the time of issuance, maturities of one to ten years. U.S. Treasury bonds generally have, at the time of issuance, maturities of greater than ten years. Obligations of U.S. Government agencies and instrumentalities have various degrees of backing. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association (“GNMA”) participation certificates, are, like U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits. Still other government obligations, such as obligations of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Tennessee Valley Authority, are backed only by the credit of the agency or instrumentality issuing the obligations, and, in certain instances, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Some government obligations, such as obligations of the Federal Farm Credit Banks, are backed only by the credit of the agency or instrumentality issuing the obligation. No assurances can be given that the U.S. Government will provide financial support to agencies or instrumentalities whose securities are not backed by the full faith and credit of the U.S. Treasury, since it is not obligated to do so. Accordingly, such U.S. Government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating- or variable-rate U.S. Government obligations. The Funds may purchase U.S. Government obligations on a forward commitment basis.

Forward Commitments, When-Issued Transactions, and Free Trade Transactions

A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “forward commitment” or “when-issued” transaction) so long as such transactions are consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a security purchased on a forward commitment or when-issued basis prior to settlement if it is appropriate to do so and if the Fund would realize short-term profits or losses, if any, upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled, which may be a month or more. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction. A Fund may dispose of a commitment prior to settlement if Crossmark deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

Eurodollar and Yankee Dollar Investments

When appropriate to its investment objective and policies, a Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the United States by foreign governments and their agencies and foreign banks and corporations.(See also “Bank Obligations,” below.)

Bank Obligations

These obligations include negotiable certificates of deposit and bankers’ acceptances. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. The Funds will limit their bank investments to dollar-denominated obligations rated A or better by Moody’s or S&P issued by U.S. or foreign banks that have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, (i) are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or (ii) whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund’s bank investments (either direct, or through another investment company in which it may invest) may include Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

Commercial Paper

Commercial paper includes short-term unsecured promissory notes issued by U.S. and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special-purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date. All commercial paper purchased by the Funds must have a remaining maturity of no more than 270 days from the date of purchase by the Funds, and commercial paper purchased by a Fund must be rated at least A-1 or P-1 by a nationally recognized statistical rating organization (“NRSRO”), or deemed of comparable quality by Crossmark. A Fund may not invest more than 5% of its total assets in commercial paper of a single issuer.

Repurchase Agreements

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that same security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The agreement will be fully collateralized by the underlying securities and will be marked-to-market on a daily basis during the term of the repurchase agreement to ensure that the value of the collateral always equals or exceeds the repurchase price. A Fund will enter into repurchase agreements only with firms that present minimal credit risks as determined in accordance with guidelines adopted by the Funds’ Board. In the event of default by the seller under the repurchase agreement, a Fund that is a purchaser under such an agreement may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. A repurchase agreement is equivalent to a loan by a Fund.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund’s investment adviser or money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction in which a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security involved, including the right to receive interest and principal payments. At an agreed future date, the Fund repurchases the security by paying an agreed purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund’s records while a reverse repurchase agreement is in effect. A reverse repurchase agreement is equivalent to a borrowing by a Fund.

Corporate Debt Securities

Corporate debt securities include bonds, debentures, notes and similar instruments issued by corporations and similar entities. A Fund’s investment in these instruments must comply with the Fund’s rating criteria.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount no less than the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within three business days; and (3) the Fund will receive any interest or dividends paid on the loaned securities. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees.

Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality, short-term debt instruments, short-term bank collective investment and money market mutual funds, and other investments meeting quality and maturity criteria established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities and then to pay for lending transaction costs. The remaining amount is divided between the Fund and the lending agent.

A Fund will retain most rights of beneficial ownership of the loaned securities, including the right to receive dividends, interest or other distributions on the loaned securities. Voting rights may pass with the loan, but a Fund will call a loan in order to vote proxies if a material issue affecting the investment is subject to a vote.

Loans of portfolio securities entail certain risks. A Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. If the borrower fails financially, a Fund may also lose its rights to the collateral.

The Funds did not engage in any securities lending activities during the most recent fiscal year.

Investment Companies

Each Fund is permitted to invest in shares of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), to the extent consistent with its investment objective and policies and with limits imposed under applicable law and regulations. To the extent a Fund invests a portion of its assets in other investment companies, those assets will be subject to the expenses of any such investment company as well as to the expenses of the Fund itself. A Fund’s investments in a closed-end investment company, together with investments in such closed-end company by other funds having the same investment adviser as the Fund, would be limited to 10% of the outstanding voting shares of such closed-end company. The Funds may not purchase shares of any affiliated investment company except as permitted by a Securities and Exchange Commission (“SEC”) rule or order.

ETFs in which a Fund may invest may be organized as open-end mutual funds or unit investment trusts. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the ETF investment will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees, which are borne by ETF shareholders. As a result, an investor in a Fund is subject to a duplicate level of fees to the extent that such Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, rather than at the closing net asset value price. Thus, ETF shares could trade at either a premium or a discount to net asset value. Trading prices of ETFs that track equity market indices tend to closely track the actual net asset value of the underlying portfolios because these portfolios are publicly disclosed on each trading day. Also, an approximation of actual net asset value is disseminated throughout the trading day. If available, the Funds may also invest in ETFs that are based on fixed-income indices or are actively managed. Because it is unlikely that actively managed ETFs would have the transparency of index-tracking ETFs, they would be more likely to trade at a discount or premium to their net asset values. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests increase in value.

Real Estate Investment Trusts

A Fund may invest in debt or equity securities issued by real estate investment trusts (“REITs”), including REITs invested principally in mortgages of churches, colleges, schools and other nonprofit organizations. A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate-level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually 90% or more of its otherwise taxable income. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee simple ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

Investments in REITs and real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental cleanup costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund’s investment in REITs is also subject to heavy cash flow dependency, defaults of tenants, self-liquidation, the possibility of failing to qualify as a REIT under the Code, and failing to maintain exemption from the requirement to register under the 1940 Act. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT securities. Rising interest rates also generally increase the costs of obtaining financing, which could make it more difficult for a REIT to meet its obligations. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers’ ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. Also, by investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid securities. If a Fund’s holdings of illiquid securities exceed 15% of its net assets, it will take appropriate action to bring holdings down to 15% or less of its net assets in accordance with the Fund’s liquidity risk management program adopted pursuant to Rule 22e-4 under the 1940 Act (the “LRM Program”). The LRM Program administrator is responsible for determining the liquidity classification of Fund investments and monitoring compliance with the 15% limit on illiquid securities. Illiquid securities are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the LRM Program, and may include investments that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain OTC Options (as defined below), certain investment company securities, and certain restricted securities. There may be undesirable delays in selling illiquid securities at a price representing their fair value.

Investments by the Funds in securities of other investment companies may be subject to restrictions regarding redemption. In certain circumstances, to the extent a Fund owns securities of such a company in excess of 1% of that company’s total outstanding securities, such holdings by the Fund could be deemed to be illiquid and would be subject to the Fund’s 15% limit on illiquid investments.

The expenses of registering restricted securities that are illiquid may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. There can be no assurance that a Fund will be able to sell such a security at the price at which it is valued for purposes of determining the Fund’s net asset value.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES

The policy of the Funds and their service providers is to protect the confidentiality of the Funds’ portfolio holdings and to prevent the selective disclosure of nonpublic information about those holdings. The Funds’ Board has adopted policies and procedures to implement this policy. These policies and procedures are designed to assure that any disclosure of nonpublic information about Fund portfolio holdings is in the best interests of Fund shareholders and to address any conflicts that may exist between the interests of Fund shareholders and those of Fund service providers and their affiliates. Portfolio holding information may be disclosed only in accordance with these policies and procedures, with such exceptions as may be approved by the Funds’ Chief Compliance Officer.

The Funds may publicly disclose monthly their month-end portfolio holdings on their website, www.crossmarkglobal.com. The information for each month-end would generally be posted around the end of the following month. A Fund may provide portfolio holdings information to organizations such as Standard & Poor’s Corporation no earlier than it is made publicly available as provided above. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Portfolio holdings information included with Form N-PORT for the third month of each relevant fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above. Following or simultaneously with any such filing or other public disclosure, the Funds may make public a summary or list of completed purchases and sales, as of the date of the information contained in the relevant filing or public disclosure (“trade commentary”).

For legitimate business purposes — for example, in the event of a merger or retention of a new adviser or sub-adviser — disclosure of information about Fund portfolio holdings may occasionally be determined by a Fund’s Chief Compliance Officer, in consultation with the Fund’s legal counsel, to be appropriate, provided any such disclosure is subject to a confidentiality agreement that includes provisions to prevent trading on nonpublic information. Nothing in the Funds’ policies prevents disclosure of portfolio holdings information that may be required by applicable law or regulation.

A Fund or its authorized service provider may at any time distribute analytical data that does not identify any specific portfolio holding.

Crossmark’s trading desk may periodically distribute lists of investments held by its clients (including a Fund) to facilitate efficient trading of those investments and receipt of relevant research. Crossmark may also periodically distribute a list of issuers and securities that are covered by its research department as of a particular date, which may include securities held by a Fund or that are under consideration for a Fund. The list will not, however, indicate that a Fund owns or may own any security and will not identify Fund position sizes.

Whenever disclosure of portfolio holdings pursuant to a Funds’ policies and procedures would involve a conflict of interest between a Fund’s shareholders and Crossmark, the Funds’ distributor or any affiliated person of the Fund, Crossmark, or the distributor, such disclosure may not be made without the approval of a majority of the Fund’s independent directors upon a determination that the arrangement is in the best interest of the Fund’s shareholders. Neither a Fund nor Crossmark, the distributor or any affiliated person of a Fund, may enter into any arrangement to receive compensation or benefit of any kind for the disclosure of Fund portfolio holdings information.

The Funds’ Chief Compliance Officer is responsible for monitoring compliance with the Funds’ portfolio holdings disclosure policies and procedures and may request certifications from persons who have access to this information that their use of the information complies with the policies and with the terms of any applicable Confidentiality Agreement. The Chief Compliance Officer will report material violations to the Board, which will determine appropriate corrective action.

The Board may impose additional restrictions on dissemination of information about a Fund’s portfolio holdings. A Fund’s policies and procedures regarding disclosure of Fund portfolio holdings may be waived, or exceptions permitted, only with consent of the Fund’s Chief Compliance Officer upon a determination that such waiver is consistent with best interests of the Fund and its shareholders.

INVESTMENT RESTRICTIONS

The Funds are subject to investment restrictions designed to reflect their values-based screening policies. In addition, each Fund has adopted the following investment restrictions, which are fundamental policies of the Fund (except as otherwise noted) and may not be changed without approval by vote of a majority of the outstanding shares of that Fund. For this purpose, such a majority vote means the lesser of (1) 67% or more of the voting securities present at an annual or special meeting of shareholders, if holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Fundamental Investment Restrictions of Steward Covered Call Income Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund, Steward Select Bond Fund and Steward Small-Mid Cap Enhanced Index Fund

As a fundamental policy, each Fund has elected to be qualified as a diversified open-end series of SFI.

Additionally, the Funds may not:

1.	borrow money, except as permitted under or to the extent not prohibited by the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4.	engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5.	purchase or sell real estate, which does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

6.	purchase physical commodities or contracts relating to physical commodities; or

7.	make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund’s investment objective and policies may be deemed to be loans.

A Fund’s classification as a diversified series means, under currently applicable law, that at least 75% of the value of the Fund’s assets will be represented by cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities with respect to which the Fund will make no investment that would (a) cause more than 5% of its assets to be invested in the securities of a single issuer or (b) cause it to own more than 10% of the voting securities of a single issuer.

With respect to the foregoing restrictions regarding senior securities, borrowing and concentrating investments, the 1940 Act and regulatory interpretations of relevant provisions of that Act establish the following general limits. Open-end registered investment companies are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. For this purpose, the Funds’ issuance of separate series of shares (each Fund is a series of SFI) and the division of those series into separate classes (each of Class A, Class C, Class R6, and Institutional Class is such a separate class) are not considered to create senior securities. Although borrowings could be deemed to be senior securities, the 1940 Act permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. (A borrowing shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.) The 1940 Act also permits each Fund to borrow from a bank, provided that immediately after any such borrowing there is an asset coverage (including the proceeds of borrowings) of at least 300% for all borrowings by the Fund, and in the event such asset coverage falls below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer time as the SEC may prescribe, reduce the amount of its borrowings so that asset coverage for such borrowings shall be at least 300%. Thus, a Fund may pledge, mortgage, or hypothecate no more than one-third of its total assets to secure borrowings. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts. A Fund will not purchase additional securities while outstanding borrowings exceed 5% of its total net assets.

With respect to concentration, the SEC staff takes the position that investment of 25% or more of a Fund’s assets in any one industry or group of industries represents concentration.

With respect to the foregoing restrictions on making loans, a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of its total assets. A Fund may invest without limit in repurchase agreements to the extent consistent with its investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemptive order from the SEC.

An investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs as a result of an acquisition of securities, except that if asset coverage for borrowings falls below the required 300%, noted above, a Fund shall, within the time period noted above, reduce its borrowings so that such asset coverage will be at least 300%.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s investment objective and principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities Crossmark believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

DIRECTORS AND EXECUTIVE OFFICERS

Leadership structure. The Funds’ Board of Directors (the “Board”) provides overall supervision of the affairs of the Funds. All directors were most recently elected by shareholders at a meeting held on July 29, 2019. Richard J. Rossi was appointed by the Board as Lead Independent Director at a meeting held on May 14, 2020. As Lead Independent Director, Mr. Rossi is responsible for (i) serving as Chair of all meetings/executive sessions of the independent directors, (ii) working with SFI’s investment adviser and legal counsel to determine the agenda for Board meetings, (iii) serving as the principal contact for and facilitating communication between the independent directors and SFI’s service providers and (iv) any other duties that the Nominating and Corporate Governance Committee may delegate to the Lead Independent Director. Michael L. Kern, III, CFA, was appointed by the Board as Chairman of the Board at a meeting held on September 8, 2017. Mr. Kern is an “interested person” of the Funds, as defined in the 1940 Act, because of his position as President, CEO and Treasurer of Crossmark and its affiliates. As Chairman of the Board, Mr. Kern has responsibility for coordinating the work and leading meetings of the Board, for coordinating with the independent directors and for assuring that the concerns of the independent directors are considered by the full Board and brought to the attention of Fund management. Mr. Kyle Dana is also an “interested person,” because of his position with AG Financial Solutions, the parent company of Crossmark Global Holdings, Inc., which through its subsidiary, Steward Financial Holdings, Inc., has effective voting control over each of the Funds and SFI. The other four directors are independent directors. During the Funds’ fiscal year ended April 30, 2020, the Board met four (4) times.

Risk oversight. The Funds’ service providers, including their investment adviser, principal underwriter, administrator, fund accounting and sub-administration services provider, and transfer agent, provide day-to-day risk management of the Funds in their areas of responsibility. The Board oversees the performance of these service providers, including their management of risks. The Board meets quarterly and its Committees meet periodically (see “Board Committees,” below) to review information concerning the Funds’ operations and performance, the broader securities markets, and other information relevant to their oversight responsibilities that, among other things, helps them to identify and monitor general and particular risks to the Funds. The Board’s Committees focus on particular types of risks in their areas of responsibility. It should be noted that not all risks to the Funds can be identified or controlled. Moreover, certain risks are inherent in the Funds’ operations. See, for example, investment risks described in the Funds’ Prospectus.

Qualifications of directors. The Funds’ directors, in addition to meeting high standards of integrity and commitment, offer to the Funds a variety of experience relevant to oversight of the Funds, including, in the aggregate, responsible leadership experience in sales and marketing, accounting, business operations, strategic planning, investment, and service on boards of other entities. In selecting candidates for directors, the Nominating and Corporate Governance Committee has considered whether candidates meet high standards of personal and relevant professional experience and can bring diverse points of view to the Board. Independent directors must satisfy regulatory requirements and guidelines adopted by the Board relevant to their independence. Beyond these considerations, the Nominating and Corporate Governance Committee has not set specific minimum qualifications. The Board believes that each independent director’s background brings to the Board a combination of skills that permits him or her to objectively review, question and evaluate information provided to him or her by Fund management and to exercise effective business judgment in overseeing the Funds.   The particular types of experience for the directors are described below.

Interested Directors

Michael L. Kern, III, CFA: Mr. Kern has been President, Chief Executive Officer and Treasurer of Crossmark Global Holdings, Inc. since May 2015 and has served as President, Chief Executive Officer and Treasurer of Crossmark Global Investments, Inc., Crossmark Distributors and, until its dissolution in December 2019, Crossmark Consulting, LLC (“Crossmark Consulting”) since 2016. Previously, Mr. Kern spent 19 years with Stout Risius Ross, Inc., a financial advisory firm, where he, over the years, served as Managing Director in the Valuation & Financial Opinions Group, Head of the Investment Banking Group, Chief Financial Officer, Chief Operating Officer and, finally, President for his last six years at the firm. Mr. Kern holds a B.S. Degree in Finance and Business Economics from Wayne State University and is a Chartered Financial Analyst (CFA) with Series 7, 63 and 24 securities licenses. In 2006, he received Crain’s Detroit Business 40 Under 40 Award and is a member of the CFA Institute and Young Presidents’ Organization.

Kyle A. Dana, CRPC: Since 2000, Mr. Dana has worked with AG Financial Solutions, and currently serves as Senior Vice President of Retirement Planning and Investment Solutions. Mr. Dana has dual degrees in Management and Marketing from Evangel University and professional licenses and designations, including Chartered Retirement Planning Counselor (CRPC®) and Series 63 license.

Independent Directors

Mark H. Barineau: Mr. Barineau currently serves as President and owner of Lionsmark Investment Group, a private real estate investment and management company he formed in 2016. Its primary business is the acquisition, development and management of multifamily assets and other active and passive real estate investments. Mr. Barineau’s professional career began in 1992 as a Project Controls Engineer with a subsidiary of Waste Management where he performed value engineering and cost controls related to environmental remediation and landfill construction. In 1996, his entrepreneurial spirit led him to the real estate industry, where he served various roles including President and an owner of Radney Management & Investments which specialized in the acquisition, development and management of government subsidized low-income and conventional workforce multifamily housing across the United States.  He sold his interests in this company in 2016. Raised in Houston, he is a graduate of The University of the South (Sewanee, TN) and Columbia University (New York, NY) and holds B.S. degrees in both Physics and Mechanical Engineering. He is a Certified Property Manager by the Institute of Real Estate Management, a member of Young Presidents’ Organization (former executive board member) and a member of several Houston area social clubs. Mr. Barineau strives to put his faith in practice with his time, talent and treasure.  He has served as an Executive Vestry Member of St. Martin’s Episcopal Church (largest Episcopal church in the USA) and as a Trustee of Episcopal High School.

Adriana R. Posada: Ms. Posada retired from American Beacon Advisors, Inc. in 2016, where she had served since 1998 as Senior Portfolio Manager for several registered investment companies (“funds”) and had responsibility for managing a substantial portion of a large corporate pension plan’s assets. Her experience included equity, fixed income, alternative and derivative investments. She also identified, selected and oversaw sub-advisers for the funds and the pension plan. She reported regularly to the funds’ board of directors and to the pension plan’s representative regarding the performance of the sub-advisers. From 1993 to 1998, also at American Beacon Advisors, Inc., her responsibilities involved regulatory compliance and preparation and dissemination of certain numerical information regarding the funds and separate accounts. She also served as a Trustee of Irving Firemen’s Relief and Retirement Plan from 2009 to 2015. Ms. Posada holds a B.S. in mathematics from Universidad de Los Andes, Bogota, Colombia; an M.S. in mathematics from the University of Houston, Houston, Texas; and an M.A. in Actuarial Science from the University of Michigan, Ann Arbor, Michigan. She has passed exam parts 1, 2 and 3 of the Society of Actuaries.

Richard L. Peteka: Mr. Peteka has been the Chief Financial Officer and Secretary of SCP Private Credit Income BDC LLC since 2018 and Solar Capital, Ltd. and Solar Senior Capital, Ltd. since May 2012, each of which is a publicly traded business development company managed by Solar Capital Partners LLC. Prior to joining Solar Capital, he served from 2004 to 2012 as the Chief Financial Officer and Treasurer of Apollo Investment Corporation. Prior to 2004, Mr. Peteka was at Citigroup Asset Management, which he joined as a Director in 1999 and where he served as Chief Financial Officer and Treasurer of various open-end and closed-end investment companies. Mr. Peteka holds a B.S. degree in Finance from The College at Old Westbury and an MBA in International Finance from St. John’s University.

Richard J. Rossi: Mr. Rossi retired in 2017 from Eagle Asset Management, an investment advisory firm in St. Petersburg, Florida and a subsidiary of Raymond James, where he served as an officer for seventeen years. At the time of his retirement, he was President and Co-Chief Operating Officer of the firm as well as President of Eagle Mutual Funds and Eagle Fund Distributors. Mr. Rossi was instrumental in developing the firm’s overall strategic decisions and business plans, including developing its asset management acquisition strategy. He was responsible for all retail and institutional mutual fund and private account sales, client services, and administrative functions and oversaw a substantial increase in assets during his tenure as a result of the acquisition strategy. In addition to his roles at Eagle Asset Management, Mr. Rossi previously served as Vice President, Institutional Equity Sales, of First Union Capital Markets as well as Managing Director and Chief Operating Officer of Mentor Investment Group. Mr. Rossi began his career in 1984 with Raymond James and has over 30 years of executive management and senior sales experience in the asset management and financial services industries. Mr. Rossi holds a B.A. from the University of Florida and an M.P.A. from the University of North Florida.

Directors and Executive Officers

The directors provide overall supervision of the affairs of the Funds. The Funds’ directors, the Funds’ executive officers, and their principal occupations for the past five years are listed below.

Name, Address, Age	Position(s) Held with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director or Nominee	Other Directorships Held by Director or Nominee During the Past 5 Years

Interested Directors Michael L. Kern, III, CFA[2] c/o 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1973	Chairman of the Board; Director	Indefinite Term Since 2017	President, CEO & Treasurer of Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO & Treasurer of Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); President, CEO & Treasurer of Crossmark Consulting, LLC (2016 - 2019); CCO of Crossmark Distributors, Inc. (August 1, 2017 - December 11, 2017); Secretary of Crossmark Global Investments, Inc., Crossmark Distributors, Inc. and Crossmark Consulting, LLC (2016 - 2018); President of Stout Risius Ross, Inc. (2008 - 2015)	6	Stratford Cambridge Group Investments – Advisory Board (2011 - 2017); Foundation Capital Resources (2015 - Present); Stout Risius Ross, Inc. (2008 - 2015)

Kyle A. Dana CRPC [3] c/o 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1978	Director	Indefinite Term Since 2017	Senior Vice President, Retirement & Investment Solutions of AG Financial Solutions[4] (2000 - Present)	6	N/A

Independent Directors Mark H. Barineau c/o 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1968	Director	Indefinite Term Since 2017	President of Lionsmark Investment Group[5] (since April 2016); President & Owner of Radney Management & Investments, Inc.[6] (1996 - 2016)	6	N/A

Richard L. Peteka c/o 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1961	Director	Indefinite Term Since 2017	Chief Financial Officer and Secretary of Solar Capital Ltd. and Solar Senior Capital Ltd. (May 2012 - Present) and SCP Private Credit Income BDC LLC[7] (2018 - Present)	6	N/A

Adriana R. Posada c/o 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1954	Director	Indefinite Term Since 2017	Retired; Sr. Portfolio Manager of American Beacon Advisors, Inc. (September 1998 - March 2016)	6	Trustee of Irving Firemen’s Relief and Retirement Plan (April 2009 - October 2015)

Richard J. Rossi c/o 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1956	Lead Independent Director	Indefinite Term Since 2019	Retired; President and Co-Chief Operating Officer, Eagle Asset Management, President, Eagle Mutual Funds and Eagle Fund Distributors (2000 - 2017)	6	N/A

[1]	Each Director serves on the Board from the time of his or her election or appointment until the election of Directors next succeeding his or her election or appointment and until his or her successor is elected and qualified. Because the Funds do not hold regular annual meetings of shareholders to elect Directors, each Director serves for an indefinite period.

[2]	Mr. Kern is an “interested person” of SFI, as defined in the 1940 Act, because of his position with the Funds’ investment adviser, administrator and distributor.
[3]	Mr. Dana is an “interested person” of SFI, as defined in the 1940 Act, because of his position with AG Financial Solutions, which is an affiliate of the Funds’ investment adviser, administrator and distributor.
[4]	AG Financial Solutions is an affiliate of the SFI’s investment adviser, administrator and distributor specializing in delivering financial products and services that align with faith and values.
[5]	Lionsmark Investment Group is a private real estate investment and management company that Mr. Barineau formed in 2016. Its primary business is the acquisition, development and management of multifamily assets and other active and passive real estate investments.
[6]	Radney Management & Investments, Inc. was established in 1982 and is an ACCREDITED MANAGEMENT ORGANIZATION® specializing in multifamily property management.
[7]	Solar Capital Ltd., Solar Senior Capital Ltd. and SCP Private Credit Income BDC LLC are business development companies that invest primarily in senior secured loans of private middle-market companies to generate current income that is distributed to shareholders across economic cycles.

The Funds’ Officers are as follows:

Other
Directorships/

Name,	Position(s)	Term of Office[1]		Trusteeships
		and		Held
Address,	Held with the	Length of Time		by Officer
Principal Occupation(s)
			During the Past 5 Years	During the Past 5
Age	Funds	Served		Years
Executive Officers
Michael L. Kern, III, CFA c/o 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1973	President & Treasurer	Since 2016	President, CEO & Treasurer of Crossmark Global Holdings, Inc. (May 2015 - Present); President, CEO & Treasurer of Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2016 - Present); President, CEO & Treasurer of Crossmark Consulting, LLC (2016 - 2019); CCO of Crossmark Distributors, Inc. (August 1, 2017 - December 11, 2017); Secretary of Crossmark Global Investments, Inc., Crossmark Distributors, Inc. and Crossmark Consulting, LLC (2016 - 2018); President of Stout Risius Ross, Inc. (2008 - 2015)	Stratford Cambridge Group Investments – Advisory Board (2011 - 2017); Foundation Capital Resources (2015 - Present); Stout Risius Ross, Inc. (2008 - 2015)

John R. Wolf 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1961	Executive Vice President	SLCEIF since 2004 SSMCEIF since 1998 SIEIF since 2006 SSBF since 2004 SGEIF since 2008 SCCIF since 2017	Managing Director of Crossmark Global Investments, Inc. (2019 - Present); Managing Director – Equity Investments of Crossmark Global Investments, Inc. (1996 - 2019)	N/A

Brent Lium, CFA 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director of Crossmark Global Investments, Inc. (2019 - Present); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

Other
Directorships/

Name,	Position(s)	Term of Office[1]		Trusteeships
		and		Held
Address,	Held with the	Length of Time		by Officer
Principal Occupation(s)
			During the Past 5 Years	During the Past 5
Age	Funds	Served		Years
Executive Officers

Victoria Fernandez 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist of Crossmark Global Investments, Inc. (2018 - Present); Managing Director – Fixed Income Investments of Crossmark Global Investments, Inc. (2012 - 2018); Associate, Fayez Sarofim & Co. (1994 - 2012)	N/A

Paul Townsen 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director – Crossmark Global Investments, Inc, (2017 - Present); Senior Vice President - Crossmark Global Investments, Inc. (2015 - 2017); Vice President – Crossmark Global Investments, Inc. (1994 - 2015)	N/A

Ryan Caylor, CFA 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present); Senior Research Analyst, Crossmark Global Investments, Inc. (2016 - 2019); Associate, Tudor, Pickering, Holt & Co. (2013 - 2016); Associate, PricewaterhouseCoopers LLP (2011 - 2013)	N/A

Charles Sylvester 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1964	Executive Vice President	Since 2020	Managing Director – Head of Sales & Distribution, Crossmark Global Investments, Inc. (October 2019 - Present); Senior Vice President, Crossmark Global Investments, Inc. (June 2019 - September 2019); Senior Vice President, Invesco Ltd. (April 2000 - May 2019)	N/A

Patrick N. Garboden 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1957	Executive Vice President and Liquidity Risk Management Program Administrator	Since 2018	Portfolio Manager, Crossmark Global Investments, Inc. (October 2008 - Present)	N/A

Jim A. Coppedge 15375 Memorial Dr, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Assistant Secretary and Assistant Treasurer	Since 2017	General Counsel & Chief Compliance Officer of Crossmark Global Investments, Inc. (2017 - Present); General Counsel & Chief Compliance Officer of Crossmark Distributors, Inc. (December 11, 2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present); Secretary, Crossmark Consulting, LLC (2018 - 2019); Deputy General Counsel of American International Group (2007 - 2015)	N/A

[1]	SFI officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Fund Name Abbreviations
Steward Covered Call Income Fund Steward International Enhanced Index Fund Steward Global Equity Income Fund Steward Large Cap Enhanced Index Fund	(SCCIF) (SIEIF) (SGEIF) (SLCEIF)
Steward Select Bond Fund	(SSBF)
Steward Small-Mid Cap Enhanced Index Fund	(SSMCEIF)

Board Committees

The Board has two committees, the Audit Committee and the Nominating and Corporate Governance Committee, which are comprised exclusively of independent directors and report to the Board. Following is a description of each of the committees:

Audit Committee – The Committee’s primary functions include serving as an independent and objective party to monitor SFI’s accounting policies and financial reporting, as well as the work of SFI’s independent registered public accounting firm (the “independent auditors”). The Committee assists the Board in its oversight of (1) the integrity of each Fund’s financial statements; (2) each Fund’s compliance with legal and regulatory requirements as related to accounting and financial reporting; (3) the independent auditors’ qualifications and independence; and (4) the performance of SFI’s independent auditors. The Committee also serves to provide an open avenue of communication among the independent auditors, SFI management and the Board. The Committee is composed entirely of independent directors. Current Committee members are: Richard L. Peteka, Chair; Adriana R. Posada; Mark H. Barineau; and Richard J. Rossi. The Committee met five (5) times during the fiscal year ended April 30, 2020.

Nominating and Corporate Governance Committee – The Committee’s primary functions are to select individuals who would qualify to serve as independent directors, nominate directors for membership on committees, recommend committee chairs, review committee membership and oversee the administration of the SFI Board of Directors Governance Guidelines and Procedures. Shareholders may submit suggestions for independent director candidates by sending a resume of the candidate to the Secretary of SFI for the attention of the Chair of the Nominating and Corporate Governance Committee. SFI’s address is 15375 Memorial Dr., Suite 200, Houston, TX 77079. The Committee is composed entirely of independent directors. Current Committee members are: Adriana R. Posada, Chair; Richard L. Peteka; Mark H. Barineau; and Richard J. Rossi. The Committee met three (3) times during the fiscal year ended April 30, 2020.

The following table provides information about the ownership of securities in the Funds and in the total Fund Complex for the directors.

Directors	Fund	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in all Funds Overseen by the Director[1]

Interested Directors
Michael L. Kern, III, CFA	Steward Covered Call Income Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Large Cap Enhanced Index Fund
Steward Select Bond Fund
Steward Small-Mid Cap Enhanced Index Fund

Kyle A. Dana, CRPC	Steward Covered Call Income Fund Steward Global Equity Income Fund Steward International Enhanced Index Fund Steward Large Cap Enhanced Index Fund Steward Small-Mid Cap Enhanced Index Fund

Independent Directors
Mark H. Barineau	Steward Covered Call Income Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Large Cap Enhanced Index Fund
Steward Select Bond Fund
Steward Small-Mid Cap Enhanced Index Fund

Richard L. Peteka	Steward Global Equity Income Fund Steward Large Cap Enhanced Index Fund

Adriana R. Posada	Steward Global Equity Income Fund Steward Small-Mid Cap Enhanced Index Fund
Richard J. Rossi	--

[1]	Valuation as of [ ], 2020.

As of [ ], 2020, neither the independent directors, nor any of their immediate family members, owned any securities issued by Crossmark or the Funds’ principal underwriter or any company controlling, controlled by or under common control with those entities.

Director and Officer Compensation

Each independent director is paid an annual retainer of $12,000. Additionally, each independent director is paid $8,500 per Board meeting attended in person and $2,000 per Board meeting attended telephonically. The Lead Independent Director and the Chair of the Audit Committee are each paid $10,000 annually for their service. The Chair of the Nominating and Corporate Goverannce Committee is paid $2,500 annually for her service. All compensation received by the independent directors is allocated among the Funds based on average net assets. The officers, other than the Funds’ Chief Compliance Officer, and interested directors do not currently receive compensation from the Funds for serving in such capacities. Effective August 1, 2019, the Funds reimburse Crossmark for a portion of the compensation paid to the Funds’ Chief Compliance Officer. The portion of the Chief Compliance Officer’s compensation reimbursed by each Fund is not material to the expenses of the Fund. The directors and officers are reimbursed for expenses incurred in attending meetings of the Board.

The following table represents the compensation received by the independent directors from the Funds during the fiscal year ended April 30, 2020.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Directors
Mark H. Barineau Director	$[ ]	$[ ]	$[ ]	$[ ]
Richard L. Peteka Director	$[ ]	$[ ]	$[ ]	$[ ]
Adriana R. Posada Director	$[ ]	$[ ]	$[ ]	$[ ]
Richard J. Rossi Director	$[ ]	$[ ]	$[ ]	$[ ]

Control Persons and Principal Holders of Securities

Assemblies of God Financial Services Group, d.b.a. AG Financial Solutions, a Missouri nonprofit corporation, 3900 S. Overland Ave., Springfield, MO 65807, and the parent company of Crossmark Global Holdings, Inc., through its subsidiary, Steward Financial Holdings, Inc., has effective voting control over each of the Funds and SFI. AG Financial Solutions serves as the sponsor of the Ministers Benefit Plan (the “Plan”), a 403(b) retirement plan, which owns more than 25% of the voting securities of each Fund. As sponsor of the Plan, AG Financial Solutions has voting control over the Plan’s shares. Therefore, AG Financial Solutions has effective voting control over sufficient shares of each Fund and SFI to determine the outcome of votes presented to shareholders.

The following table sets forth information concerning each person who, to the knowledge of the Funds, owned beneficially or of record more than five percent or more of the indicated class of each Fund’s shares as of [ ], 2020

As of [ ], 2020, the directors and officers of the Funds, in the aggregate, owned less than one percent of any class of a Fund’s shares.

Fund/Class and Shareholder Name and Address	Amount and Nature of Ownership	Percent of the Class
Steward Large Cap Enhanced Index Fund– Class A
National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	[ ]	[ ]

TD Ameritrade Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005	[ ]	[ ]

DCGT as Trustee and/or Custodian FBO PLIC Retirement Plans 711 High St Des Moines, IA 50392-0001	[ ]	[ ]

Steward Large Cap Enhanced Index Fund– Institutional Class
TD Ameritrade Clearing, Inc. PO Box 17748 Denver, CO 80217-0748	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Large Cap Enhanced Index Fund– Class C
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Steward Large Cap Enhanced Index Fund – Class R6
National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Small-Mid Cap Enhanced Index Fund – Class A
National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105	[ ]	[ ]

TD Ameritrade Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005	[ ]	[ ]

Steward Small-Mid Cap Enhanced Index Fund – Institutional Class
TD Ameritrade Clearing, Inc. PO Box 17748 Denver, CO 80217-0748	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

NABANK PO Box 2180 Tulsa, OK 74101	[ ]	[ ]

Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105	[ ]	[ ]

Steward Small-Mid Cap Enhanced Index Fund – Class C
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Steward Small-Mid Cap Enhanced Index Fund – Class R6
Voya Retirement Insurance & Annuity Comp One Orange Way Windsor, CT 06095-4774	[ ]	[ ]

Steward International Enhanced Index Fund – Class A
National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward International Enhanced Index Fund – Institutional Class
TD Ameritrade Clearing, Inc. PO Box 17748 Denver, CO 80217-0748	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward International Enhanced IndexFund – Class C
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Steward International Enhanced Index Fund – Class R6
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Steward Select Bond Fund – Class A
National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Select Bond Fund – Institutional Class
TD Ameritrade Clearing, Inc. PO Box 17748 Denver, CO 80217-0748	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Select Bond Fund – Class C
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Steward Select Bond Fund – Class R6
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Steward Global Equity Income Fund – Class A
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Global Equity Income Fund – Institutional Class
TD Ameritrade Clearing, Inc. PO Box 17748 Denver, CO 80217-0748	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Global Equity Income Fund – Class C
Raymond James Accoc, Inc. 880 Carillon Parkway St. Petersburg, FL 33716	[ ]	[ ]

Pershing, LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399	[ ]	[ ]

Steward Global Equity Income Fund – Class R6
Voya Retirement Insurance & Annuity Comp One Orange Way Windsor, CT 06095-4774	[ ]	[ ]

Pershing, LLC One Pershing Plaza Product Support, 14th Floor Jersey City, NJ 07399	[ ]	[ ]

Steward Covered Call Income Fund – Class A
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105	[ ]	[ ]

Danielle L. Frazier Pete Jason Stacy JTWROS 5327 Foresthaven Dr Houston, TX 77066-2509	[ ]	[ ]

Steward Covered Call Income Fund – Institutional Class
TD Ameritrade Clearing, Inc. PO Box 17748 Denver, CO 80217-0748	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Covered Call Income Fund – Class C
Charles Schwab & Co. Inc. 211 Main St San Francisco, CA 94105	[ ]	[ ]

National Financial Services LLC Newport Office Center III 5th Floor 499 Washington Blvd. Jersey City, NJ 07310	[ ]	[ ]

Steward Covered Call Income Fund – Class R6
Crossmark Global Investments, Inc. 15375 Memorial Dr., Suite 200 Houston, TX 77079	[ ]	[ ]

Adviser

Crossmark Global Investments, Inc. (“Crossmark”), located at 15375 Memorial Dr., Suite 200, Houston, TX 77079, was formed in 1982 as a wholly-owned subsidiary of Crossmark Global Holdings, Inc. The controlling shareholder of Crossmark is Steward Financial Holdings, Inc., a holding company that is a wholly-owned, for-profit, subsidiary of AG Financial Solutions. AG Financial Solutions was organized by the Assemblies of God Church in 1998. Crossmark provides investment management services to pension and profit sharing accounts, corporations, and individuals, and serves as investment adviser to the Funds. Crossmark manages $[ ]billion in assets as of June 30, 2020.

Prior to August 1, 2019, Crossmark acted as investment adviser to each of the Funds pursuant to an investment advisory agreement (the “Prior Advisory Agreement”) dated January 12, 2012. The Prior Advisory Agreement was approved by shareholders of each Fund at meetings held in late 2011 and took effect upon a change in control of Crossmark. The Prior Advisory Agreement was further amended effective February 14, 2017 to indicate that Steward Small-Mid Cap Enhanced Index Fund, which was already covered by the Prior Advisory Agreement, was now a series of SFI. The Prior Advisory Agreement was further modified effective December 13, 2017 to add Steward Covered Call Income Fund.

On May 16, 2019, the Board approved a new investment advisory agreement (the “Current Advisory Agreement”), subject to shareholder approval, which was approved by shareholders of each Fund on July 29, 2019. The Current Advisory Agreement took effect on August 1, 2019 and the Prior Advisory Agreement was terminated. Crossmark provides the same advisory services under the Current Advisory Agreement that it provided under the Prior Advisory Agreement, but also provides the values-based screening services that were provided by Crossmark Consulting prior to August 1, 2019. The changes to the fees each Fund pays to Crossmark for advisory services, and the values-based screening services described under “Values-Based Screening Services” below, under the Current Advisory Agreement are set forth in the table below. Crossmark receives such fees monthly, in arrears, from the Funds at the following annual fee rates, which are applied to the average daily net assets of the applicable Fund.

Crossmark has full discretion to manage the assets of each Fund in accordance with its investment objective and policies and the terms of SFI’s Articles of Incorporation. Crossmark is authorized, with the consent of the directors, to engage sub-advisers for certain of the Funds, although it does not currently do so. Crossmark has sole authority to select broker-dealers to execute transactions for the Funds, subject to the reserved authority of the directors to designate particular broker-dealers for this purpose. Crossmark will vote proxies on portfolio securities on behalf of the Funds, subject to any guidelines that may be established by the directors from time to time. (See Appendix A for current guidelines.)

Prior Advisory Agreement Fee Schedule (prior to August 1, 2019)	Current Advisory Agreement Fee Schedule (effective August 1, 2019)

Steward Covered Call Income Fund	Steward Covered Call Income Fund
0.45% for all assets	0.625% of the first $1 billion
0.5625% of assets over $1 billion

Steward Global Equity Income Fund	Steward Global Equity Income Fund
0.30% of the first $500 million	0.625% of the first $1 billion
0.25% of the next $500 million	0.5625% of assets over $1 billion
0.20% of assets over $1 billion

Steward International Enhanced Index Fund	Steward International Enhanced Index Fund
0.30% of the first $500 million	0.365% of the first $1 billion
0.25% of the next $500 million	0.3285% of assets over $1 billion
0.20% of assets over $1 billion

Steward Large Cap Enhanced Index Fund	Steward Large Cap Enhanced Index Fund
0.15% of the first $500 million	0.215% of the first $1 billion
0.125% of the next $500 million	0.1935% of assets over $1 billion
0.10% of assets over $1 billion

Steward Select Bond Fund	Steward Select Bond Fund
0.25% of the first $500 million	0.315% of the first $1 billion
0.20% of the next $500 million	0.2835% of assets over $1 billion
0.175% of assets over $1 billion

Steward Small-Mid Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund
0.15% of the first $500 million	0.215% of the first $1 billion
0.125% of the next $500 million	0.1935% of assets over $1 billion
0.10% of assets over $1 billion

The Current Advisory Agreement, after an initial term of up to two years, remains in effect thereafter from year to year as to each Fund, provided the renewal of the agreement as to that Fund is specifically approved (a) by the Fund’s Board or by vote of a majority of the Fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of the directors who are not parties to the agreement or “interested persons,” as defined in the 1940 Act, of any such party, by votes cast in person at a meeting called for such purpose. The Current Advisory Agreement may be terminated as to a Fund (a) at any time without penalty by the Fund upon the vote of a majority of the directors or, by vote of the majority of that Fund’s outstanding voting securities, upon 60 days’ written notice to Crossmark or (b) by Crossmark at any time without penalty, upon 90 days’ written notice to the Fund. The Current Advisory Agreement will also terminate automatically with respect to a Fund in the event of its assignment with respect to that Fund (as defined in the 1940 Act). As noted above, the Current Advisory Agreement took effect on August 1, 2019 and the Prior Advisory Agreement was terminated.

Total dollar amounts paid by each Fund to Crossmark for investment advisory services under the Prior Advisory Agreement or Current Advisory Agreement, as applicable, for the last three fiscal years are as follows:

Fund	Advisory Fee
Steward Covered Call Income Fund
Year Ended April 30, 2020	$173,033
Year Ended April 30, 2019	$118,647
Period Ended April 30, 2018*	$42,924

Fund	Advisory Fee
Steward Global Equity Income Fund
Year Ended April 30, 2020	$1,705,556
Year Ended April 30, 2019	$921,310
Year Ended April 30, 2018	$809,586

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$501,493
Year Ended April 30, 2019	$418,205
Year Ended April 30, 2018	$418,110

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$844,056
Year Ended April 30, 2019	$615,138
Year Ended April 30, 2018	$578,000

Steward Select Bond Fund
Year Ended April 30, 2020	$483,516
Year Ended April 30, 2019	$405,097
Year Ended April 30, 2018	$406,527

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$420,545
Year Ended April 30, 2019	$360,092
Year Ended April 30, 2018	$329,397

*	Steward Covered Call Income Fund commenced operations effective December 14, 2017.

For Steward Covered Call Income Fund, Crossmark has contractually agreed through August 30, 2021 to waive fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.25%, 2.00%, 0.90% and 1.00% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual Fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Current Advisory Agreement.

Pursuant to the Current Advisory Agreement, Crossmark pays the compensation and expenses of all of its directors, officers and employees who serve as officers and executive employees of the Funds (including the Funds’ share of payroll taxes), except expenses of travel to attend meetings of the Funds’ Board or committees or advisers to the Board. Crossmark also agrees to make available, without expense to the Funds, the services of its directors, officers and employees who serve as officers of the Funds. However, the Funds reimburse Crossmark for a portion of the compensation paid to the Funds’ Chief Compliance Officer. The portion of the Chief Compliance Officer’s compensation reimbursed by each Fund is not material to the expenses of the Fund.

The Current Advisory Agreement provides that Crossmark shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Crossmark in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Current Advisory Agreement.

Portfolio Managers

The principal portfolio managers for the Funds and the dollar range of their ownership of shares in each Fund as of April 30, 2020 are indicated in the following table:

Fund	Portfolio Managers	Dollar Range of Equity Securities in Fund Beneficially Owned
Steward Covered Call Income Fund	Paul Townsen	Over $100,000

Steward Global Equity Income Fund	John Wolf Victoria Fernandez	Over $100,000 $50,001 to $100,000

Steward International Enhanced Index Fund	John Wolf	$0
	Brent Lium	$1-$10,000
	Ryan Caylor	$[ ]

Steward Large Cap Enhanced Index Fund	John Wolf	$0
	Brent Lium	$1-$10,000
	Ryan Caylor	$[ ]

Steward Select Bond Fund	Victoria Fernandez	Over $100,000

Steward Small-Mid Cap Enhanced Index Fund	John Wolf	$0
	Brent Lium	$1-$10,000
	Ryan Caylor	$[ ]

The numbers of registered investment company accounts and private accounts, and assets in each category, managed by each portfolio manager named in the foregoing table as of April 30, 2020 is indicated in the following table. None of these portfolio managers manages any pooled investment vehicles other than registered investment companies.

Portfolio Manager	Number of Registered Investment Companies	Assets under Management	Number of Private Accounts	Assets under Management	Total Assets
John Wolf	4	$984,022,599	391	$686,714,595	$1,670,737,194
Victoria Fernandez	1	$151,813,202	1323	$718,369,013	$870,182,215
Brent Lium	3	$674,316,951	410	$664,712,428	$1,339,029,379
Ryan Caylor	3	$674,316,951	43	$464,725,329	$1,139,042,280
Paul Townsen	1	$27,677,889	798	$302,962,421	$348,630,310

None of the accounts managed by these portfolio managers has a performance-based investment advisory fee. Due to the nature of these Funds’ investments, no material conflicts of interest arise by virtue of the fact that these portfolio managers manage other accounts and more than one Fund, as listed above. The compensation of each of these portfolio managers is derived approximately 75% from base salary and 25% from incentive compensation. The portfolio managers participate in normal corporate benefits, including group life and health insurance, 401(k) plan with a corporate matching contribution calculated in the same manner as for all other participating employees, and vacation.

Administration, Fund Accounting and Sub-Administration Services, Compliance Services, Class Action and Fair Fund Services, Transfer Agency and Service, and Master Services Agreements

Prior to August 1, 2019, pursuant to an Administration Agreement effective January 12, 2012, as amended effective February 14, 2017 to include Steward Small-Mid Cap Enhanced Index Fund and as further amended effective September 15, 2017 to include Steward Covered Call Income Fund, Crossmark Consulting supervised all aspects of the Funds’ day-to-day operations. Crossmark Consulting oversaw the performance of administrative and professional services to the Funds by others; provided office facilities; prepared reports to shareholders and the SEC; and provided personnel for supervisory, administrative and clerical functions. Prior to August 1, 2019, Crossmark Consulting also provided regulatory compliance services for the Funds pursuant to a Compliance Services Agreement dated August 17, 2011, as amended effective February 14, 2017 and September 15, 2017. This agreement also provided for reimbursement to Crossmark Consulting of reasonable expenses related to travel outside the Houston, Texas area in connection with providing services under the agreement.

On May 16, 2019, the Board approved a new administration agreement (the “Current Administration Agreement”) between the Funds and Crossmark. The Current Administration Agreement took effect on August 1, 2019 and the prior Administration Agreement and Compliance Services Agreement, each with Crossmark Consulting, were terminated. Crossmark provides the same administration services and compliance services under the Current Administration Agreement that Crossmark Consulting provided under the prior Administration Agreement and Compliance Services Agreement prior to August 1, 2019. The fees each Fund pays to Crossmark under the Current Administration Agreement for aggregate administration and compliance services as compared to the fees paid to Crossmark Consulting under the prior Administration Agremeent and Compliance Services Agreement for the same services are set forth in the table below. For the Current Administration Agreement and prior Compliance Services Agreement, the annual fee rates set forth in the table below are or were applied to the average daily net assets of the applicable Fund. For the prior Administration Agreement, the annual fee rates were applied to the average daily net assets of all Funds in the aggregate.

Prior Administration Agreement	Prior Compliance Services Agreement	New Administration Agreement

All Funds	All Funds	All Funds
0.075% of the first $500 million	0.025% of the first $500 million	0.0750% of the first $1 billion
0.030% of assets over $500 million	0.020% of the next $500 million	0.0675% of assets over $1 billion
0.015% of assets over $1 billion

Cipperman Compliance Services, LLC (“Cipperman”), during the period from May 1, 2017 to March 31, 2018, provided regulatory compliance services for the Funds pursuant to a Compliance Services Agreement effective April 1, 2016, as amended effective February 14, 2017 and September 15, 2017. In accordance with this agreement, Cipperman designated a member of its staff, who had been approved by the Funds’ Board, to serve as the Chief Compliance Officer (“CCO”) for the Funds in accordance with applicable law. Cipperman’s fee for “Base Services” described in the agreement was $5,000 per month. The full expense of this agreement during the relevant period was borne by the Funds, including, effective September 15, 2017, Steward Covered Call Income Fund, and was allocated among the Funds based on their relative net asset values at the end of each calendar month. Effective March 31, 2018, this agreement was terminated and Mr. Jim A. Coppedge, General Counsel and CCO for Crossmark, was appointed CCO for the Funds.

Prior to December 9, 2019, pursuant to a Class Action and Fair Fund Services Agreement, Crossmark Consulting assisted in preparing claims on behalf of the Funds in class action lawsuits and prepared claims by the Funds for SEC Fair Funds. Crossmark Consulting received fees for these services totaling 6% of amounts received by the Funds from Fair Funds. Effective December 9, 2019, Crossmark Consulting was dissolved and Crossmark was substituted in its place under the agreement.

Total dollar amounts paid by each Fund to Cipperman and previous Chief Compliance Officer for the noted fiscal periods are detailed in the CCO Services Fee column. Effective March 31, 2018, the Funds no longer pay a CCO services fee. However, effective August 1, 2019, the Funds reimburse Crossmark for a portion of the compensation paid to the Funds’ Chief Compliance Officer. The portion of the Chief Compliance Officer’s compensation reimbursed by each Fund is not material to the expenses of the Fund. Total dollar amounts paid by each Fund to Crossmark Consulting or Crossmark, as applicable, for administration, compliance, and class action and Fair Fund services for the last three fiscal years are detailed in the Administration Services Fee, Compliance Services Fee and Class Action/Fair Fund Services Fee columns, respectively.

Fund	CCO Services Fee	Administration Services Fee	Compliance Services Fee	Class Action/Fair Fund Services Fee*
Steward Steward Covered Call Income Fund
Year Ended April 30, 2020	N/A	$29,231	$1,491	$0
Year Ended April 30, 2019	N/A	$12,574	$5,511	$0
Period Ended April 30, 2018**	$412	$4,583	$2,003	$0

Steward Global Equity Income Fund
Year Ended April 30, 2020	N/A	$221,794	$16,104	$0
Year Ended April 30, 2019	N/A	$146,541	$64,109	$0
Year Ended April 30, 2018	$13,966	$132,101	$57,583	$0

Steward International Enhanced Index Fund
Year Ended April 30, 2020	N/A	$107,693	$7,800	$0
Year Ended April 30, 2019	N/A	$65,683	$29,009	$0
Year Ended April 30, 2018	$7,410	$68,278	$29,705	$409

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	N/A	$298,187	$22,127	$0
Year Ended April 30, 2019	N/A	$194,992	$85,556	$0
Year Ended April 30, 2018	$20,336	$188,687	$82,212	$25,927

Steward Select Bond Fund
Year Ended April 30, 2020	N/A	$118,495	$8,415	$0
Year Ended April 30, 2019	N/A	$77,508	$33,852	$0
Year Ended April 30, 2018	$8,590	$79,656	$34,727	$0

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	N/A	$152,298	$11,342	$0
Year Ended April 30, 2019	N/A	$114,555	$50,107	$0
Year Ended April 30, 2018	$11,629	$107,485	$46,857	$6,475

*	Crossmark Consulting and Crossmark waived all fees received under the agreement during the fiscal years ended April 30, 2019 and April 30, 2020.
**	Steward Covered Call Income Fund commenced operations effective December 14, 2017.

Effective April 29, 2019, pursuant to a transfer agency and service agreement with SFI, Northern Trust, 333 South Wabash Avenue, Chicago, IL 60604, provides transfer agency services to each Fund. Prior to April 29, 2019, pursuant to a master services agreement with SFI, FIS Investor Services, LLC (“FIS”), 4249 Easton Way, Suite 400, Columbus, OH 43219, provided transfer agency services to each Fund. Effective May 1, 2019, pursuant to Fund Administration and Accounting Agreement with SFI, Northern Trust provides fund-accounting and sub-administration services to each Fund. Prior to May 1, 2019, pursuant to a master services agreement with SFI, Citi Fund Services Ohio, Inc., 4249 Easton Way, Suite 400, Columbus OH 43219, provided accounting services to each Fund. The Funds paid the following fees to FIS or Northern Trust, as applicable, for transfer agency services, and to Citi Fund Services Ohio, Inc. or Nothern Trust, as applicable, for accounting services for the periods indicated.

Fund	Transfer Agent Fees	Accounting Fees
Steward Covered Call Income Fund
Year Ended April 30, 2020	$7,500	$48,196
Year Ended April 30, 2019	$32,353	$35,586
Period Ended April 30, 2018*	$12,876	$8,770

Steward Global Equity Income Fund
Year Ended April 30, 2020	$7,500	$162,964
Year Ended April 30, 2019	$102,152	$191,585
Year Ended April 30, 2018	$69,180	$157,070

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$7,500	$75,334
Year Ended April 30, 2019	$45,438	$100,016
Year Ended April 30, 2018	$32,676	$86,824

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$7,500	$219,814
Year Ended April 30, 2019	$87,368	$257,780
Year Ended April 30, 2018	$89,673	$232,924

Steward Select Bond Fund
Year Ended April 30, 2020	$7,500	$80,982
Year Ended April 30, 2019	$47,900	$129,282
Year Ended April 30, 2018	$38,181	$114,938

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$7,500	$110,718
Year Ended April 30, 2019	$87,174	$178,629
Year Ended April 30, 2018	$88,669	$153,409

*	Steward Covered Call Income Fund commenced operations effective December 14, 2017.

Values-Based Screening Services

Prior to August 1, 2019, Crossmark Consulting served as a consultant for the Funds regarding values-based investing. Pursuant to the consulting agreement, as amended effective September 15, 2017, Crossmark Consulting developed and maintained a list of companies whose securities are prohibited investments for the Funds based on investment screening guidelines established and approved by the Board. For these services, Crossmark Consulting received monthly fees from the Funds, based on their aggregate average daily net assets, at the maximum annual rate of 0.08% of the first $500 million of such assets, 0.05% of the next $500 million, and 0.02% of aggregate assets over $1 billion.

Effective August 1, 2019, these services are provided by Crossmark pursuant to the Current Advisory Agreement described above under “Adviser” and the consulting agreement with Crossmark Consulting was terminated.

Fees paid to Crossmark Consulting during each of the noted fiscal periods were as follows:

Fund	Consulting Fees
Steward Covered Call Income Fund
Year Ended April 30, 2020	$3,911
Year Ended April 30, 2019	$14,577
Period Ended April 30, 2018*	$5,532

Steward Global Equity Income Fund
Year Ended April 30, 2020	$41,684
Year Ended April 30, 2019	$169,920
Year Ended April 30, 2018	$156,207

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$21,301
Year Ended April 30, 2019	$76,175
Year Ended April 30, 2018	$80,836

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$57,851
Year Ended April 30, 2019	$226,393
Year Ended April 30, 2018	$223,202

Steward Select Bond Fund
Year Ended April 30, 2020	$21,592
Year Ended April 30, 2019	$89,858
Year Ended April 30, 2018	$94,226

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$29,138
Year Ended April 30, 2019	$132,851
Year Ended April 30, 2018	$127,088

*	Steward Covered Call Income Fund commenced operations effective December 14, 2017.

Expenses

Each Fund and class pays all of its expenses and its allocated share of the expenses of SFI that are not borne by Crossmark or other service providers, including, but not limited to, expenses such as (i) advisory, administration, and class action/Fair Fund fees, (ii) fees under the Funds’ Service and Distribution Plan and Sub-Accounting Services Plan (see “Distributor,” below), (iii) fees for state filings and for legal, auditing, fund accounting and sub-administration, transfer agent, dividend disbursing, and custodian services, (iv) the expenses of registration, issue, repurchase, or redemption of shares, (v) interest, taxes, and brokerage commissions, (vi) membership dues in the Investment Company Institute, (vii) the cost of reports and notices to shareholders, (viii) fees to Fund directors and salaries of officers or employees who are not affiliated with Crossmark if any, and (ix) travel expenses (or an appropriate portion thereof) of Fund directors and officers who are directors, officers, or employees of Crossmark to the extent that such expenses relate to attendance at meetings of the Funds’ Board or any committees thereof or advisers thereto.

The expenses allocable to each Fund and each class of shares are accrued daily and are deducted from total income before dividends are paid. Fund expenses, including a Fund’s share of expenses of SFI, are generally allocated between Funds and classes based on their respective net asset values. Class A and Class C expenses incurred pursuant to the Service and Distribution Plan (see “Distributor,” below) are borne by Class A and Class C directly, in accordance with the terms of that Plan. Expenses of Class A, Class C, and Institutional Class incurred pursuant to the Sub-Accounting Services Plan are borne by each class in accordance with the terms of that Plan, and the directors may determine that other expenses are specific to a particular class and should be allocated to that class.

Distributor

Crossmark Distributors, located at 15375 Memorial Dr., Suite 200, Houston, Texas 77079, acts as the principal underwriter of the Funds’ shares pursuant to a written agreement. Crossmark Distributors has the exclusive right (except for distributions of shares directly by the Funds) to distribute shares of the Funds in a continuous offering through affiliated and unaffiliated dealers. Crossmark Distributors’ obligation is an agency or “best efforts” arrangement under which Crossmark Distributors is required to take and pay for only such Fund shares as may be sold to the public. Crossmark Distributors is not obligated to sell any stated number of shares. Except to the extent otherwise provided by the applicable Service and Distribution Plan (see below), Crossmark Distributors bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion, and advertising.

Michael L. Kern, III, CFA is President and Treasurer and a director of the Funds (commencing service as director on August 31, 2017) and is also President, CEO and Treasurer and a director of Crossmark and Crossmark Distributors, and their parent company, Crossmark Global Holdings, Inc. Jim A. Coppedge is Executive Vice President, CCO, Assistant Secretary and Assistant Treasurer of the Funds and is also General Counsel, CCO and Secretary of Crossmark and Crossmark Distributors.

The Distribution Agreement, after an initial two-year term, is renewable from year to year if approved in each case (a) by the Board of SFI, or by a vote of a majority of the Fund’s outstanding voting securities and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or “interested persons,” as defined in the 1940 Act, of any party, by vote cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days’ written notice.

SFI has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for each Fund’s Class A and Class C shares, which permits each Fund, out of assets attributable to its Class A and Class C shares, to compensate Crossmark Distributors for its services in connection with the distribution of Class A and Class C shares and for the provision of certain services to Class A and Class C shareholders. These services include, but are not limited to, the payment of compensation to securities dealers (which may include Crossmark Distributors itself) and other financial institutions and organizations (collectively, “Service Organizations”) to obtain various distribution-related and/or administrative services for the Funds. These services also include, among other things, processing new shareholder account applications, preparing and electronically transmitting to the Funds’ Transfer Agent information regarding all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Funds and their transactions with the Funds. Crossmark Distributors is also authorized to engage in advertising, the preparation and distribution of sales literature, and other promotional activities on behalf of the Funds. In addition, the Plan authorizes Class A and Class C shares of each Fund to bear the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to prospective Class A and Class C investors and of implementing and operating the Plan. Institutional Class and Class R6 shares are not subject to the Plan.

Under the Plan, payments are made to Crossmark Distributors at an annual rate of 0.25% of the average net assets of Class A shares of each Fund and 1.00% of the average net assets of Class C shares of each Fund. Subject to these limits, Crossmark Distributors may reallow amounts up to 0.25% of Class A net assets and up to 1.00% of Class C net assets to Service Organizations (which may include the Distributor itself), such reallowances to be at an annual rate of 0.25% based on the average net asset value of Class A shares and 1.00% based on the average net asset value of Class C shares of that Fund held by shareholders for whom the Service Organization provides services. Any remaining amounts not so allocated will be retained by Crossmark Distributors. In the first year of a selling agreement with a Service Organization with respect to a Fund’s Class A or Class C shares, Crossmark Distributors compensates the Service Organization for the entire year in advance and collects the fees under the Plan from the applicable class of the Fund on a monthly basis. Thereafter, Crossmark Distributors pays such Service Organizations on a monthly basis.

Rule 12b-1 requires that the Plan and related agreements have been approved by a vote of the Board of SFI and by a vote of the directors who are not “interested persons” of SFI, as defined under the 1940 Act, and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the “Plan Directors”). The Plan will continue in effect for successive one-year periods provided that such continuance is specifically approved at least annually by a majority of the directors, including a majority of the Plan Directors. In determining whether to adopt or continue the Plan, the directors must request and evaluate information they believe is reasonably necessary to make an informed determination of whether the Plan and related agreements should be implemented, and must conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit each applicable Fund, each class and their shareholders. Any change in the Plan that would materially increase the distribution expenses to be paid by a class requires approval by shareholders of the affected class, but otherwise, the Plan may be amended by the directors, including a majority of the Plan Directors.

As required by Rule 12b-1, the directors will review quarterly reports prepared by Crossmark Distributors on the amounts expended and the purposes for the expenditures. The Plan and related agreements may be terminated with respect to one or more Funds or classes at any time by a vote of the Plan Directors or by vote of a majority of the outstanding voting securities of each such Fund or class. As required by Rule 12b-1, selection and nomination of disinterested directors for SFI is committed to the discretion of the directors who are not “interested persons” of SFI, as defined under the 1940 Act.

The amounts paid to Crossmark Distributors and reallowed by Crossmark Distributors to other Service Organizations by the Class A shares and Class C shares of each Fund during its past fiscal year ended April 30, 2020 were as follows:

Fund		Total 12b-1 Fees Paid		Amount Retained by Crossmark Distributors		Amount Paid to Other Service Organizations
Class A
Steward Covered Call Income Fund	$	[ ]	$	[ ]	$	[ ]
Steward Global Equity Income Fund	$	[ ]	$	[ ]	$	[ ]
Steward International Enhanced Index Fund	$	[ ]	$	[ ]	$	[ ]
Steward Large Cap Enhanced Index Fund	$	[ ]	$	[ ]	$	[ ]
Steward Select Bond Fund	$	[ ]	$	[ ]	$	[ ]
Steward Small-Mid Cap Enhanced Index Fund	$	[ ]	$	[ ]	$	[ ]
	$	[ ]	$	[ ]	$	[ ]
Class C	$	[ ]	$	[ ]	$	[ ]
Steward Covered Call Income Fund	$	[ ]	$	[ ]	$	[ ]
Steward International Enhanced Index Fund	$	[ ]	$	[ ]	$	[ ]
Steward Global Equity Income Fund	$	[ ]	$	[ ]	$	[ ]
Steward Large Cap Enhanced Index Fund	$	[ ]	$	[ ]	$	[ ]
Steward Select Bond Fund	$	[ ]	$	[ ]	$	[ ]
Steward Small-Mid Cap Enhanced Index Fund	$	[ ]	$	[ ]	$	[ ]

Since the 12b-1 fees are not directly linked to expenses, the amount of 12b-1 fees paid by the Class A and Class C shares of a Fund during any year may be more or less than actual expenses incurred pursuant to the Plan. For this reason, this type of fee arrangement is characterized by the staff of the SEC as being of the “compensation” variety (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

The allocation of the total 12b-1 fees paid to Crossmark Distributors by the Class A shares and Class C shares of each Fund during its past fiscal year ended April 30, 2020 was as follows:

Fund	Advertising	Printing and Mailing	Compensation to Crossmark Distributors	Compensation to Other Service Organizations	Compensation to Sales Personnel	Interest, Carrying, or Other Financing Charges
Class A
Steward Covered Call Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward International Enhanced Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Large Cap Enhanced Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Select Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Small-Mid Cap Enhanced Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Class C
Steward Covered Call Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward International Enhanced Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Large Cap Enhanced Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Select Bond Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Steward Small-Mid Cap Enhanced Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Each Fund has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares. The Institutional Class shares were added to the Plan by amendment effective April 1, 2016. The Sub-Accounting Services Plan, as amended effective February 27, 2020, provides that each Fund, out of the assets attributable to the applicable share class, shall reimburse Crossmark Distributors for payments by Crossmark Distributors to certain third-party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable share class participate. For asset-based fee arrangements between Crossmark Distributors and third-party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable share class. For per-account arrangements between Crossmark Distributors and third-party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to any fees payable under the Service and Distribution Plan. Prior to April 1, 2019, the amounts payable to Crossmark Distributors could not exceed, on an annual basis, 0.10% of the average daily net assets of the applicable share class. Class R6 shares are not subject to the Sub-Accounting Services Plan.

The amounts paid to Crossmark Distributors and paid by Crossmark Distributors to third party providers pursuant to the Sub-Accounting Services Plan for the periods indicated are:

Fund – Class A	Total Sub- Accounting Services Fees Paid		Amount Retained by Crossmark Distributors	Amount Paid to Third-Party Providers
Steward Steward Covered Call Income Fund
Year Ended April 30, 2020	$	[ ]	$0	$10
Year Ended April 30, 2019		$23	$0	$23
Period Ended April 30, 2018*		$0	$0	$0

Steward Global Equity Income Fund
Year Ended April 30, 2020		$90,470	$0	$90,470
Year Ended April 30, 2019		$72,400	$0	$72,400
Year Ended April 30, 2018		$62,964	$0	$62,964

Steward International Enhanced Index Fund
Year Ended April 30, 2020		$46,374	$0	$46,374
Year Ended April 30, 2019		$26,861	$0	$26,861
Year Ended April 30, 2018		$21,786	$0	$21,786

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020		$55,268	$0	$55,268
Year Ended April 30, 2019		$44,857	$0	$44,857
Year Ended April 30, 2018		$46,913	$0	$46,913

Steward Select Bond Fund
Year Ended April 30, 2020		$13,587	$0	$13,587
Year Ended April 30, 2019		$10,699	$0	$10,699
Year Ended April 30, 2018		$11,159	$0	$11,159

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020		$42,730	$0	$42,730
Year Ended April 30, 2019		$49,765	$0	$49,765
Year Ended April 30, 2018		$34,116	$0	$34,116

Fund – Class C	Total Sub- Accounting Services Fees Paid		Amount Retained by Crossmark Distributors		Amount Paid to Third-Party Providers
Steward Steward Covered Call Income Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$0		$0		$0
Period Ended April 30, 2018*		$0		$0		$0

Steward Global Equity Income Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$32		$0		$32
Period Ended April 30, 2018*		$0		$0		$0

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$0		$0		$0
Period Ended April 30, 2018*		$0		$0		$0

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$0		$0		$0
Period Ended April 30, 2018*		$0		$0		$0

Steward Select Bond Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$0		$0		$0
Period Ended April 30, 2018*		$0		$0		$0

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$0		$0		$0
Period Ended April 30, 2018*		$0		$0		$0

Fund – Institutional Class	Total Sub- Accounting Services Fees Paid		Amount Retained by Crossmark Distributors		Amount Paid to Third-Party Providers
Steward Covered Call Income Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$797		$0		$797
Period Ended April 30, 2018*		$0		$0		$0

Steward Global Equity Income Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$112,963		$0		$112,963
Year Ended April 30, 2018		$92,805		$0		$92,805

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$51,479		$0		$51,479
Year Ended April 30, 2018		$52,725		$0		$52,725

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$177,620		$0		$177,620
Year Ended April 30, 2018		$153,872		$0		$153,872

Steward Select Bond Fund
Year Ended April 30, 2020	$	[ ]	$	[ ]	$	[ ]
Year Ended April 30, 2019		$82,107		$0		$82,107
Year Ended April 30, 2018		$70,367		$0		$70,367

Fund – Institutional Class	Total Sub- Accounting Services Fees Paid			Amount Retained by Crossmark Distributors			Amount Paid to Third-Party Providers
Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$	[	]	$	[	]	$	[	]
Year Ended April 30, 2019		$65,456			$0			$65,456
Year Ended April 30, 2018		$50,261			$0			$50,261

*	Steward Covered Call Income Fund and Class C shares of each Fund commenced operations effective December 14, 2017.

Class C shares are subject to a CDSC of 1.00% if you redeem your shares within twelve months of purchase. When you redeem Class C shares that are subject to the CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. Reinvested dividends and share appreciation are not subject to the CDSC. In processing orders to redeem shares, shares not subject to the CDSC are redeemed first. The CDSC is not imposed when you exchange your Class C shares for Class C shares of a different Fund, but you may be subject to the CDSC if you redeem your exchanged shares prior to twelve months from the date you originally purchased shares. The CDSC is paid to the Funds’ distributor, Crossmark Distributors.The following table shows any CDSCs paid to Crossmark Distributors on Class C shares for the noted fiscal periods:

Fund	Class C Shares
Steward Covered Call Income Fund
Year Ended April 30, 2020	$84,821.40
Year Ended April 30, 2019	$0
Period Ended April 30, 2018*	$0

Steward Global Equity Income Fund
Year Ended April 30, 2020	$37,614.46
Year Ended April 30, 2019	$0
Period Ended April 30, 2018*	$0

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$0
Year Ended April 30, 2019
Period Ended April 30, 2018*	$0

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$0
Year Ended April 30, 2019
Period Ended April 30, 2018*	$0

Steward Select Bond Fund
Year Ended April 30, 2020	$0
Year Ended April 30, 2019
Period Ended April 30, 2018*	$0

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$0
Year Ended April 30, 2019
Period Ended April 30, 2018*	$0

*	Steward Covered Call Income Fund and Class C shares of each Fund commenced operations effective December 14, 2017.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Crossmark is responsible for the placement of portfolio business and the negotiation of the commissions paid on the Funds’ securities transactions. It is the policy of Crossmark to seek the best security price or “best execution” available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. Crossmark seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, Crossmark considers the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms that also provide research services to the Funds or Crossmark. In addition, Crossmark may cause a Fund to pay a broker that provides brokerage and research services a commission in excess of the amount another broker might have charged for effecting a securities transaction, subject to certain guidelines promulgated by the SEC from time to time. Such higher commission may be paid if Crossmark determines in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or Crossmark’s overall responsibilities to the particular Fund and to Crossmark’s other clients. Such brokerage and research services must provide lawful and appropriate assistance to Crossmark in the performance of its investment decision-making responsibilities and may include advice, both directly and in writing, as to the value of the securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities, as well as furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Crossmark makes investment decisions and places portfolio transactions for other advisory accounts including other investment companies. Brokerage and research services furnished by firms through which a Fund effects securities transactions may be used by Crossmark in servicing all of its accounts. Therefore, not all of such services may be used by Crossmark in connection with that Fund. Crossmark has arrangements to receive such services only with respect to accounts for which it exercises brokerage discretion. Many of Crossmark’s clients have not granted Crossmark brokerage discretion and, therefore, any services received as a result of paying commissions in excess of the amount another broker might have charged are subsidized by accounts that have granted Crossmark such discretion. Other services received, although not by a specific arrangement, may also be used by Crossmark in providing service to other accounts, including one or more Funds. In the opinion of Crossmark, the benefits from brokerage and research services to each of the accounts (including the Funds) managed by Crossmark cannot be measured separately. Crossmark seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations among a Fund and other advisory accounts, the main factors considered by Crossmark are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

The Funds paid the following commissions during their three most recent fiscal years:

Fund	Commissions Paid (a)			Approximate Percent Paid to Brokers Who Furnished Research Services
Steward Covered Call Income Fund
Year Ended April 30, 2020	$	[	]	100%
Year Ended April 30, 2019		$74,328		100%
Period Ended April 30, 2018(b)		$31,488		100%

Steward Global Equity Income Fund
Year Ended April 30, 2020	$	[	]	100%
Year Ended April 30, 2019		$280,682		100%
Year Ended April 30, 2018		$345,503		100%

Steward International Enhanced Index Fund
Year Ended April 30, 2020	$	[	]	100%
Year Ended April 30, 2019		$37,898		100%
Year Ended April 30, 2018		$42,384		100%

Steward Large Cap Enhanced Index Fund
Year Ended April 30, 2020	$	[	]	100%
Year Ended April 30, 2019		$135,972		100%
Year Ended April 30, 2018		$102,918		100%

Steward Select Bond Fund
Year Ended April 30, 2020	$	[	]	100%
Year Ended April 30, 2019		$78,750		100%
Year Ended April 30, 2018		$12,925		100%

Steward Small-Mid Cap Enhanced Index Fund
Year Ended April 30, 2020	$	[	]	100%
Year Ended April 30, 2019		$232,579		100%
Year Ended April 30, 2018		$156,569		100%

(a)	No commissions were paid to affiliated brokers.
(b)	Steward Covered Call Income Fund commenced operations effective December 14, 2017.

For the most recent fiscal year, each Fund allocated the following amount of transactions, and related commissions, to broker-dealer firms that have been deemed by Crossmark to provide research services. The provision of research services was not necessarily a factor in the placement of business with such firms.

Fund	Bank of America	Bank of New York	Capital Institutional Services	Societe General	Investment Technology Group
Steward Covered Call Income Fund
Commissions	$	$	$	$	$
Transactions	$	$	$	$	$

Steward Global Equity Income Fund
Commissions	$	$	$	$	$
Transactions	$	$	$	$	$

Steward International Enhanced Index Fund
Commissions	$	$	$	$	$
Transactions	$	$	$	$	$

Steward Large Cap Enhanced Index Fund
Commissions	$	$	$	$	$
Transactions	$	$	$	$	$

Steward Select Bond Fund
Commissions	$	$	$	$	$
Transactions	$	$	$	$	$

Steward Small-Mid Cap Enhanced Index Fund
Commissions	$	$	$	$	$
Transactions	$	$	$	$	$

Listed below are the regular brokers or dealers (as such term is defined in the 1940 Act) of each Fund whose securities each Fund held as of the end of its most recent fiscal year and the dollar value of such securities.

Fund	Security Issuer	Value of Holdings
Steward Covered Call Income Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Large Cap Enhanced Index Fund
Steward Select Bond Fund
Steward Small-Mid Cap Enhanced Index Fund

Portfolio Turnover

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year by the monthly average value of the portfolio securities owned by the Fund during the past fiscal year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rate for a Fund are generally primarily attributable to market volatility and duration of portfolio investments.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities. (See “Federal Income Taxes,” below.)

A Fund’s portfolio securities may be turned over whenever necessary or appropriate in the opinion of the Fund’s management to seek the achievement of the basic objective of the Fund. The Funds do not intend to invest to obtain control of portfolio companies.

The turnover rate of the Steward Covered Call Income Fund’s portfolio was 135% for the fiscal year ended April 30, 2020 and 117% for the fiscal year ended April 30, 2019.

The turnover rate of Steward Global Equity Income Fund’s portfolio was 48% for the fiscal year ended April 30, 2020 and 28% for the fiscal year ended April 30, 2019.

The turnover rate of Steward International Enhanced Index Fund’s portfolio was 15% for the fiscal year ended April 30, 2020 and 10% for the fiscal year ended April 30, 2019.

The turnover rate of Steward Large Cap Enhanced Index Fund’s portfolio was 32% for the fiscal year ended April 30, 2020 and 27% for the fiscal year ended April 30, 2019.

The turnover rate of Steward Select Bond Fund’s portfolio was 22% for the fiscal year ended April 30, 2020 and 25% for the fiscal year ended April 30, 2019.

The turnover rate of Steward Small-Mid Cap Enhanced Index Fund’s portfolio was 28% for the fiscal year ended April 30, 2020 and 33% for the fiscal year ended April 30, 2019.

Personal Trading Policies

The Funds, Crossmark, Crossmark Distributors and Crossmark Wealth Management, LLC have adopted a combined written Code of Ethics under Rule 17j-1 under the 1940 Act. Consistent with requirements of that Rule, the Code permits persons subject to the Code to invest in securities, including securities that may be purchased by the Funds, provided that such persons obtain prior clearance before engaging in such transactions, subject to certain exceptions.

Proxy Voting Policies and Procedures

The Board of SFI has approved the proxy voting policies and procedures of Crossmark as the policies and procedures to be used in voting proxies on securities held by the Funds. Copies of the Crossmark proxy voting policies and procedures are attached as Appendix A to this SAI.

The guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Proxy Officer, and the authority of the Proxy Officer to intervene with respect to a particular proxy matter, the Proxy Assistant is obligated to vote all proxies as set forth in the guidelines. Where a voting matter is not specifically addressed in the guidelines or there is a question as to the outcome, the Proxy Assistant is obligated to request additional direction from the Proxy Officer. The Proxy Assistant is obligated to maintain records of all votes received, all votes cast, and other relevant information.

Shareholders may obtain information on how proxies were voted during the most recent 12-month period ended June 30 for Funds in which they hold shares without charge, by calling (toll-free) 1-800-262-6631, and on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

The purchase and redemption price for shares of each class of a Fund is the per-share net asset value (“NAV”) for that class that is next determined after an investor’s purchase or sale order is received by the Fund, Transfer Agent or authorized dealer. NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, on each day the Exchange is open for trading, provided that certain derivatives are priced after the close of regular trading on the Exchange, normally 4:15 p.m. Eastern Time. A temporary intraday suspension or disruption of regular trading on the Exchange will not be treated as the close of regular trading for that day if trading resumes and therefore will not impact the time at which a Fund calculates its share price on that day. In the event of an early close of regular trading on the Exchange, such as in the case of scheduled half-day trading, shortened trading hours due to emergency circumstances or unscheduled suspensions of trading, a Fund will calculate its share price as of the early close on that day. In such event, an order received before the early close will generally be effected at the share price calculated that day and an order received after the early close will be effected at the share price next calculated. The Funds do not price their shares on days the Exchange is closed for trading — normally, weekends, national holidays and Good Friday. In addition to days the Exchange is closed for trading, Steward Select Bond Fund does not price its shares on days the bond markets are closed for trading. Such additional days are normally Columbus Day and Veterans Day. NAV of a class reflects the aggregate assets less the liabilities attributable to that class.

Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (“Nasdaq”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on Nasdaq, are valued at the last sale price on the day of valuation. These prices will be obtained by the Funds’ accounting agent from an approved pricing source.

Exchange-traded options are valued (i) at the last reported sale price, or, (ii) if there is no last sale price, at the most recent bid for long options and the most recent ask for short options. Debt securities (other than short-term debt obligations), including listed issues, are valued at the bid price as obtained from an approved pricing source. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost. Open-end money market mutual funds are valued at net asset value per share. Each of these methods has been determined in good faith by the Board to represent fair value for the affected securities.

If securities or other assets held by the Funds cannot be valued as set forth above or if a market price or quotation for a security or other asset is not readily available, or cannot be determined, or if any market price or quotation is deemed to be unreliable or inaccurate by Crossmark, the security will be priced at its fair value in accordance with procedures approved by the Board. It cannot be assured that any such fair value determination represents the price at which the particular securities could be sold during the period in which such fair value prices are used to determine the value of the Fund’s assets. Thus, during periods when one or more of a Fund’s securities are valued at fair value, there is the risk that sales and redemptions of Fund shares at prices based on these values may dilute or increase the economic interests of remaining shareholders.

A Fund may invest in non-U.S. securities that trade in a foreign market where closing prices are established prior to the time closing prices are established for U.S.-traded securities. If an event were to occur after the value of a Fund’s portfolio security was so established but before the Fund’s NAV per share is determined that is likely to change materially the value of said portfolio security and therefore change the Fund’s NAV, the Fund’s investment would be valued at its fair value in accordance with procedures established by the Board. Additionally, because non-U.S. markets may be open on days and at times when U.S. markets are closed, the value of shares of a Fund that invests in such securities can change on days when shareholders are not able to buy or sell Fund shares.

HOW TO BUY AND REDEEM SHARES

Shares of the Funds are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including Crossmark Distributors. Certain broker-dealers assist their clients in the purchase of shares from Crossmark Distributors and may charge a fee for this service in addition to the applicable NAV price for the shares. After each investment, the shareholder and the authorized investment dealer receive confirmation statements of the number of shares purchased and owned.

Minimum Investment

Class A and Class C shares – The minimum initial investment is $1,000 per Fund for regular accounts and for individual retirement accounts. The minimum initial investment is waived for continuous investment plans through which at least $50 is invested per transaction. There is no minimum for subsequent purchases.

Class R6 shares – There is no minimum investment. Class R6 shares are sold only through authorized dealers that have an omnibus account in place; they are not available for purchase directly through the Funds’ distributor.

Institutional Class shares – The minimum initial investment is $100,000 per Fund, except that for Charitable Trusts or Grantor Trusts for which a charitable organization serves as trustee, the minimum initial investment is $25,000 per Fund. The minimum subsequent per Fund investment is $1,000.

No stock certificates representing shares purchased will be issued. The Funds’ management reserves the right to reject any purchase order if, in its opinion, it is in a Fund’s best interest to do so. The minimum investment requirements may be waived in the case of certain third-party sub-accounting arrangements and for investments through fee-based advisory programs and defined contribution retirement plan platforms where all trades are made through the National Securities Clearing Corporation.

The Independent Directors of SFI may invest in Institutional Class shares without regard to the stated minimum investment requirements. Generally, shareholders may require the Funds to redeem their shares by sending a written request, signed by the record owner(s), to Steward Funds, Inc. c/o The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766. In addition, certain expedited redemption methods are available.

DIVIDENDS AND DISTRIBUTIONS

Each Fund’s policy is to distribute each year to shareholders substantially all of its investment company taxable income determined without regard to the deduction for dividends paid (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses). Each Fund intends to declare and pay income dividends quarterly. Each Fund intends to distribute to shareholders at least annually any net realized capital gains (the excess of net long-term capital gains over net short-term capital losses). All dividends and capital gains distributions are reinvested in shares of the applicable Fund at net asset value without sales commission, except that any shareholder may otherwise instruct the Transfer Agent in writing and receive either type, or both types, of distributions in cash. Any dividend or distribution paid shortly after a purchase of shares by an investor will have the effect of reducing the per-share net asset value of his or her shares by the amount of the dividend or distribution. All or a portion of any such dividend or distribution, although in effect a return of capital, may be taxable, as set forth below.

FEDERAL INCOME TAXES

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly traded partnerships; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities and the securities of other regulated investment companies) of any one issuer; or any two issuers which the Fund controls that are engaged in similar trades or businesses or; in the securities of one or more qualified publicity traded partnerships.

As a regulated investment company, a Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income determined without regard to the deduction for dividends paid (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) and net tax-exempt income for the taxable year is distributed. Each Fund intends to distribute substantially all of such income. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

SFI is organized as a Maryland corporation and, under current law, the Funds are not liable for any income or franchise tax in the State of Maryland, provided that the Funds qualify as regulated investment companies for purposes of Maryland law and do not have any income subject to federal income tax.

Taxation of Certain Fund Investments

Some of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) convert distributions that would otherwise constitute qualified dividend income into ordinary income taxed at the higher rates applicable to ordinary income, (ii) treat distributions that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend, or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gains into short-term capital gains or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions, and (ix) produce income that will not be included in the sources of income from which a regulated investment company must derive 90% of its gross income each year.

The Code also contains a so-called “wash sale” rule pursuant to which losses incurred by a Fund from the sale or other disposition of securities, or contracts or options to sell or acquire securities, will not be deductible (but instead, must be added to the Fund’s basis in the newly acquired securities) if, within 30 days either before or after the date of such sale or exchange, the Fund acquires or enters into a contract or option to acquire substantially identical securities, or substantially identical contracts or options, respectively. The application of the wash sale rules to a Fund could cause deferral of losses on sales that could increase the Fund’s taxable distributions.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

A Fund’s investments in REIT equity securities, if any, may result in the receipt of cash in excess of the REIT’s earnings. If a Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes. In addition, such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to section 988 of the Code, which generally causes such gain and loss to be treated as ordinary income or loss and may affect the amount, timing and character of distributions to shareholders.

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends, and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if the Fund is a qualified fund of funds, such Fund will be eligible to elect to pass through to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund, or in the case of a qualified fund of funds, such taxes paid by an underlying fund that has made the election. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his, her or its pro rata share of foreign taxes in computing his, her or its taxable income and to use such amount as a credit against his, her or its federal income tax liability or deduct such amount in lieu of claiming a credit, in each case subject to certain limitations. If a Fund does not satisfy the requirements for passing through to its shareholders their proportionate share of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross incomes and will not be entitled to claim a tax deduction or credit for such taxes on their own federal income tax returns.

Distributions

Distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends-received deduction. Dividends that constitute “qualified dividend income” may be taxable to individual and other noncorporate investors at the same rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. (See “Dividends, Distributions, and Tax Matters – Federal Income Tax Treatment of Dividends, Distributions, and Redemptions,” in the Prospectus.)

Properly designated distributions of net capital gains, if any, will generally be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares, and are not eligible for the dividends-received deduction or qualified dividend income treatment.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

If the NAV of a Fund’s shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

If a Fund retains its net capital gains, although there are no plans to do so, the Fund may elect to treat such amounts as having been distributed to shareholders. As a result, the shareholders would be subject to tax on their proportionate share of the undistributed capital gains, would be able to claim their proportionate share of the federal income taxes paid by the Fund on such gain as a credit against their own federal income tax liabilities, and would be entitled to increase the basis of their Fund shares by the difference between the amount of undistributed net capital gains included in their gross income and the tax deemed paid by the shareholder.

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the Fund must meet certain holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet the same holding period and other requirements with respect to the shareholder’s Fund shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held (or treated as held) for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company or surrogate foreign corporation that is not treated as a domestic corporation.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that the Fund has held (or is treated as holding) for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (i) if a corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell, or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances.

Steward Covered Call Income Fund’s use of a covered call strategy could cause distributions that would otherwise qualify for the dividends-received deduction or constitute qualified dividend income to fail to satisfy the applicable holding period requirements.

Disposition of Shares

Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his, her or its basis in the shares. (For purposes of this section and “Other Taxation” below, exchanges refer to exchanges between different Funds and do not refer to exchanges between different share classes of the same Fund.) A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and the rate of tax will depend upon the shareholder’s holding period for the shares. Gain or loss realized on shares held more than one year is generally long-term. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution. Shareholders may be limited in their ability to utilize capital losses.

Backup Withholding

Each Fund generally will be required to withhold federal income tax at a rate of 24% under current law (“backup withholding”) from dividends, capital gains distributions, and redemption proceeds paid to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the Internal Revenue Service (the “IRS”) notifies the shareholder that he or she has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

Affordable Care Act

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds specified threshold amounts.

Other Taxation

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that distributions to them may be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities, or other parties as necessary to comply with FATCA, related intergovernmental agreements, or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Custody of Assets. All securities owned by the Funds and all cash, including proceeds from the sale of shares of the Funds and of securities in the Funds’ investment portfolios, are held by The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60603.

Shareholder Reports. Semi-annual statements are furnished to shareholders, and annually such statements are audited by the independent accountants.

Independent Registered Public Accounting Firm. [ ], the independent registered public accounting firm for the Funds, performs annual audits of the Funds’ financial statements.

Legal Counsel. Vedder Price P.C., 222 N. LaSalle St., Chicago, IL 60601, serves as counsel to the Fund.

APPENDIX A

Crossmark Global Investments, Inc.

Proxy Voting Policy

Statement of Policy

It is the policy of Crossmark Global Investments, Inc. (“Crossmark”) to vote proxies on securities held by its clients (“Clients”) for which Crossmark exercises voting authority, including Crossmark’s registered investment company clients, in the best interests of those Clients and without regard to the interests of the Adviser or any other client of the Adviser, and of Fund shareholders, in accordance with Crossmark’s fiduciary duties under applicable law and in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Crossmark has adopted these proxy voting policies and procedures (“Procedures”) for the voting of proxies relating to securities held in client accounts as to which Crossmark has voting authority, directly or indirectly. Indirect voting authority exists where Crossmark’s voting authority is implied by a general obligation of investment authority without reservation of proxy voting authority. The Boards of Directors/Trustees of the investment companies (“Funds”) for which Crossmark acts as investment adviser, and for which Crossmark has discretionary authority to vote proxies, have directed Crossmark to follow these Procedures in voting proxies for the Funds.

Limitations on Policy

a.	Client Instructions or Restrictions - Crossmark’s exercise of voting rights for Client securities is subject to any applicable implementable instructions or restrictions that may be imposed by a particular Client, at any particular time. In such a case, Crossmark may vote proxies for a particular Client differently from those voted for a Client that does not provide instructions or restrictions.

b.	Securities on Loan - Crossmark may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its client’s overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as the Adviser deems appropriate under the circumstances. As examples, Crossmark may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of disrupting the securities lending program would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

Conflicts of Interest

If Crossmark determines that voting proxies with respect to a particular security would involve a material conflict between the interests of Crossmark and its affiliates, on the one hand, and those of one or more Clients, on the other, Crossmark will choose one of the following options:

o	Cause the proxies to be “echo voted” - i.e., in the same proportion as the votes of non-Client holders of the particular security;

o	Refer the voting decision to the Client;

o	Obtain from the Client an acknowledgement and waiver of the conflict to permit Crossmark to vote the proxies in accordance with the policies described in Appendix A.

Administration

a)	Obtaining Proxy Statements. Crossmark will take reasonable steps to assure that proxy statements are received from Clients’ custodian(s), or any other appropriate person, in a timely manner. The accounts for which Crossmark is required to vote proxies are coded into the Fiserv APL System.

b)	On at least a quarterly basis, Compliance will run an “un-voted proxies” report from the Proxy Disclosure system for Mutual Funds and the Proxy Edge system for SMA accounts to monitor for un-voted proxies. The Proxy Administrator will provide to Compliance a certification of voted proxies quarterly. See Appendix C. If any unvoted proxies appear, the Proxy Officer or Administrator will be charged with providing supporting documentation explaining why these ballots were not voted.

b.	Disclosure. Crossmark will comply with applicable requirements of the Securities and Exchange Commission regarding disclosures to Clients about these Procedures and about particular proxy votes. In particular, Crossmark will: provide Clients with a description of these Procedures; provide a copy of these Procedures to any Client upon request; and disclose to Clients how they may obtain information from Crossmark about particular proxy votes.

c.	Records. Crossmark will maintain and preserve records related to these Procedures in accordance with applicable regulatory requirements and the Firms Records Retention Policy.

d.	Proxy Voting Responsibility.

Crossmark has appointed Mel Cody, or his designee, to be the Chief Proxy Officer responsible for proxy voting (see Appendix B). A proxy assistant(s) will be appointed by Crossmark to assist the Chief Proxy Officer with his responsibilities. The proxy assistant may vote on his behalf the routine items as set forth in this document. The Proxy Officer’s responsibility is to do the following:

o	Supervise the proxy voting process, including the identification of material conflicts of interest involving the Adviser and the proxy voting process in respect to securities owned by or on behalf of such clients;

o	Vote all proxies ballots available on the Proxy Edge system. Stifel uses Mediant for its clients. The Proxy Administrator will vote proxies on the Mediant system under the direction of the Chief Proxy Officer.

o	Determine how to vote proxies relating to non-routine issues not covered by these guidelines; and

o	Determine when the Adviser may deviate from these guidelines and document deviations.

e.	Compliance Responsibility.

o	Crossmark has designated the Chief Compliance Officer, or his designee, to monitor compliance with these Procedures and with applicable regulatory requirements.

f.	Review of Procedures. Crossmark will review the policy periodically to assure their continuing appropriateness.

STEWARD FUNDS, INC.

OTHER INFORMATION

(PART C TO REGISTRATION STATEMENT NO. 002-28174)

Item 28. Exhibits

All exhibits are filed herewith, unless otherwise indicated.

(a)(1) Articles of Incorporation dated May 11, 1992 (1)

(a)(2) Articles of Amendment, June 1, 2004 (2)

(a)(3) Articles of Amendment, August 23, 2004 (3)

(a)(4) Articles of Amendment, December, 2005 (8)

(a)(5) Articles Supplementary, December, 2005 (8)

(a)(6) Articles Supplementary, March 6, 2006 (filed herewith)

(a)(7) Articles Supplementary, March 26, 2008 (11)

(a)(8) Articles Supplementary, November 17, 2016 (17)

(a)(9) Articles Supplementary, September 15, 2017 (20)

(a)(10) Articles Supplementary, November 17, 2016 (correction) (22)

(a)(11) Articles Supplementary, September 15, 2017 (correction) (22)

(a)(12) Articles of Amendment, August 28, 2018 (filed herewith)

(a)(13) Certificate of Correction, March 3, 2020 (filed herewith)

(a)(14) Certificate of Correction, March 3, 2020 (filed herewith)

(a)(15) Articles of Amendment, March 3, 2020 (filed herewith)

(a)(16) Certificate of Correction, March 3, 2020 (filed herewith)

(a)(17) Articles of Amendment, March 5, 2020 (filed herewith)

(a)(18) Articles of Amendment, March 5, 2020 (filed herewith)

(b) By-Laws (1)

(c) None

(d) Investment Advisory Agreement between Crossmark Global Investments, Inc. and Registrant (24)

(e)(1) General Distribution Agreement (filed herewith)

(e)(2) Dealer and Selling Group Agreement (filed herewith)

(g) Custody Agreement (23)

(h)(1) Administration Agreement between Crossmark Global Investments, Inc. and Registrant (24)

(h)(2) Fund Administration and Accounting Services Agreement (23)

(h)(3) Transfer Agency and Service Agreement (23)

(h)(4) Consulting Services Agreement (20)

(h)(5) Sub-Accounting Services Plan (filed herewith)

(h)(6) Class Action and Fair Funds Service Agreement (to be filed by amendment)

(h)(7) Expense Limitation Agreement (24)

(i) Opinion Letter from Counsel (21)

(j) Consent of Auditors relating to Steward Funds, Inc. (to be filed by amendment)

(k) None

(l) None

(m) Service and Distribution Plan (20)

(n) Rule 18f-3 Plan (23)

(o) Powers of Attorney of Messrs. Michael L. Kern, III, Richard J. Rossi, Richard L. Peteka, Mark H. Barineau, and Kyle A. Dana and Ms. Adriana R. Posada (filed herewith)

(p) Code of Ethics of Steward Funds, Inc., Crossmark Global Investments, Inc., Crossmark Distributors, Inc. and Crossmark Wealth Management, LLC (filed herewith)

(1) Filed with Post-Effective Amendment No. 56, dated April 17, 2000

(2) Filed with Post-Effective Amendment No. 62, dated August 27, 2004

(3) Filed with Post-Effective Amendment No. 63, dated August 31, 2004

(4) Filed with Post-Effective Amendment No. 64, dated September 30, 2004

(5) Filed with Post-Effective Amendment No. 65, dated October 1, 2004

(6) Filed with Post-Effective Amendment No. 66, dated November 18, 2004

(7) Filed with Post-Effective Amendment No. 80, dated December 27, 2005

(8) Filed with Post-Effective Amendment No. 81, dated February 28, 2006

(9) Filed with Post-Effective Amendment No. 84, dated January 9, 2008

(10) Filed with Post-Effective Amendment No. 86, dated March 14, 2008

(11) Filed with Post-Effective Amendment No. 87, dated March 31, 2008

(12) Filed with Post-Effective Amendment No. 88, dated August 28, 2008

(13) Filed with Post-Effective Amendment No. 89, dated August 28, 2009

(14) Filed with Post-Effective Amendment No. 93, dated August 4, 2011

(15) Filed with Post-Effective Amendment No. 95, dated August 28, 2012

(16) Filed with Post-Effective Amendment No. 102, dated August 29, 2016

(17) Filed with Post-Effective Amendment No. 104, dated November 30, 2016

(18) Filed with Post-Effective Amendment No. 105, dated February 14, 2017

(19) Filed with Post-Effective Amendment No. 106, dated August 28, 2017

(20) Filed with Post-Effective Amendment No. 107, dated September 29, 2017

(21) Filed with Post-Effective Amendment No. 108, dated December 13, 2017

(22) Filed with Post-Effective Amendment No. 110, dated August 28, 2018

(23) Filed with Post-Effective Amendment No. 112, dated June 3, 2019

(24) Filed with Post-Effective Amendment No. 113, dated August 2, 2019

 Item 29. Persons Controlled by or Under Common Control with the Fund

The Registrant does not control any person. Assemblies of God Financial Services Group, d.b.a. AG Financial Solutions, a Missouri nonprofit corporation, 3900 S. Overland Ave., Springfield, MO 65807, and the parent company of Crossmark Global Holdings, Inc., through its subsidiary, Steward Financial Holdings, Inc., has effective voting control over the Registrant and each of its series. AG Financial Solutions serves as the sponsor of the Ministers Benefit Plan (the “Plan”), a 403(b) retirement plan, which owns more than 25% of the voting securities of each series of the Registrant. As sponsor of the Plan, AG Financial Solutions has voting control over the Plan’s shares. Therefore, AG Financial Solutions has effective voting control over sufficient shares of the Registrant and each of its series to determine the outcome of votes presented to shareholders.

Item 30. Indemnification

The Articles of Incorporation include the following:

“[Article] 7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.”

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provisions protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his/her duties, or by reason of his/her reckless disregard of his/her duties pursuant to the conduct of his/her office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Section 17(h) and (i) of the Investment Company Act of 1940, as interpreted from time to time by authorized regulatory, judicial or other authorities.

Item 31. Business and Other Connections of the Investment Adviser

Crossmark Global Investments, Inc. (“Crossmark”) is investment adviser to Steward Funds, Inc. Crossmark also manages private accounts. For further information see “Directors and Executive Officers” in Part B hereof.

Item 32. Principal Underwriters

(a) The principal underwriter of the Registrant is Crossmark Distributors, Inc.

(b) Directors and Officers of the Registrant's Principal Underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Michael L. Kern, III, CFA	Director, President, Chief Executive Officer, Treasurer, General Principal	Director, President, Treasurer

Jim A. Coppedge	General Counsel, Chief Compliance Officer, Secretary, Principal	Executive Vice President, Chief Compliance Officer, Assistant Secretary, Assistant Treasurer

John R. Wolf	Director, Principal	Executive Vice President

Victoria L. Fernandez	Director	Executive Vice President

* The principal business address of each person listed in the table is 15375 Memorial Dr., Suite 200, Houston, TX 77079.

Item 33. Location of Accounts and Records

Crossmark Global Investments, Inc., the investment adviser to the Registrant, 15375 Memorial Dr., Suite 200, Houston, TX 77079, and The Northern Trust Company, the custodian, fund accounting and sub-administration services agent, and transfer agent of the Registrant, 50 South LaSalle Street, Chicago, IL 60603, 333 South Wabash Avenue, Chicago, IL 60604, maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated thereunder.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 115 to Registrant's Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 1st day of July, 2020.

STEWARD FUNDS, INC.

By:	/s/ MICHAEL L. KERN, III, CFA
Michael L. Kern III, CFA - President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ MICHAEL L. KERN, III, CFA	President, Treasurer	July 1, 2020
Michael L. Kern, III, CFA	Chairman of the Board, Director
(Principal Executive and Financial Officer)

/s/ MARK H. BARINEAU *	Director	July 1, 2020
Mark H. Barineau

/s/ KYLE A. DANA*	Director	July 1, 2020
Kyle A. Dana

/s/ RICHARD L. PETEKA *	Director	July 1, 2020
Richard L. Peteka

/s/ ADRIANA R. POSADA*	Director	July 1, 2020
Adriana R. Posada

/s/ RICHARD J. ROSSI*	Director	July 1, 2020
Richard J. Rossi

*By:	/s/ MICHAEL L. KERN, III, CFA
Michael L. Kern, III, CFA Attorney-In-Fact

EXHIBIT INDEX

(a)(6) Articles Supplementary, March 6, 2006
(a)(12) Articles of Amendment, August 28, 2018
(a)(13) Certificate of Correction, March 3, 2020
(a)(14) Certificate of Correction, March 3, 2020
(a)(15) Articles of Amendment, March 3, 2020
(a)(16) Certificate of Correction, March 3, 2020
(a)(17) Articles of Amendment, March 5, 2020
(a)(18) Articles of Amendment, March 5, 2020
(e)(1) General Distribution Agreement
(e)(2) Dealer and Selling Group Agreement
(h)(5) Sub-Accounting Services Plan
(o) Powers of Attorney of Messrs. Michael L. Kern, III, Richard J. Rossi, Richard L. Peteka, Mark H. Barineau, and Kyle A. Dana and Ms. Adriana R. Posada
(p) Code of Ethics of Steward Funds, Inc., Crossmark Global Investments, Inc., Crossmark Distributors, Inc. and Crossmark Wealth Management, LLC